UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21829

BBH TRUST

On behalf of the following series:

BBH Limited Duration Fund

BBH Core Select

BBH Global Core Select

BBH International Equity Fund

(Exact name of registrant as specified in charter)

140 Broadway, New York, NY 10005

(Address of principal executive offices) (Zip Code)

Corporation Services Company

2711 Centerville Road, Suite 400, Wilmington, DE 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 575-1265

Date of fiscal year end: October 31

Date of reporting period: April 30, 2013

Item 1. Report to Stockholders.

Semi-Annual Report

APRIL 30, 2013

BBH Limited Duration Fund
(formerly BBH Broad Market Fund)

BBH LIMITED DURATION FUND
PORTFOLIO ALLOCATION
April 30, 2013 (unaudited)

BREAKDOWN BY SECURITY TYPE

	U.S. $ Value	Percent of Net Assets
Asset Backed Securities	$1,135,177,533	30.9%
Collateralized Mortgage Backed Securities	221,510,417	6.0
Corporate Bonds	1,079,612,705	29.4
Municipal Bonds	93,719,538	2.5
U.S. Government Agency Obligations	231,199,596	6.3
U.S. Inflation Linked Debt	315,245,582	8.6
Certificates of Deposit	416,330,391	11.3
Commercial Paper	39,000,000	1.1
U.S. Treasury Bills	170,997,093	4.7
Liabilities in Excess of Other Assets	(30,152,327)	(0.8)
NET ASSETS	$3,672,640,528	100.0%

All data as of April 30, 2013. The (newly renamed) BBH Limited Duration Fund’s (the “Fund”) sector diversification is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

2

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS
April 30, 2013 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (30.9%)
$35,000,000	Ally Master Owner Trust 2010-2[1]	04/15/17	4.250%	$37,164,785
12,690,000	Ally Master Owner Trust 2012-5	09/15/19	1.540	12,791,964
2,750,000	American Express Credit Account
	Master Trust 2008-4[2]	11/15/16	1.599	2,785,266
2,750,000	American Express Credit Account
	Master Trust 2008-9[2]	04/15/16	1.799	2,766,770
3,142,942	AmeriCredit Automobile Receivables
	Trust 2010-3	04/08/15	1.140	3,146,189
9,247,171	AmeriCredit Automobile Receivables
	Trust 2011-3	01/08/16	1.170	9,272,138
6,700,000	AmeriCredit Automobile Receivables
	Trust 2011-4	05/09/16	1.170	6,735,885
7,347,000	AmeriCredit Automobile Receivables
	Trust 2012-2	10/10/17	2.640	7,563,119
12,290,000	AmeriCredit Automobile Receivables
	Trust 2012-3	05/08/18	2.420	12,635,091
6,688,080	ARI Fleet Lease Trust 2012-A1,2	03/15/20	0.749	6,708,265
19,662,594	Ascentium Equipment Receivables
	LLC 2012-1A1	09/15/19	1.830	19,672,268
3,000,000	Avis Budget Rental Car Funding AESOP
	LLC 2010-3A1	05/20/16	4.640	3,215,556
25,300,000	Avis Budget Rental Car Funding AESOP
	LLC 2010-5A1	03/20/17	3.150	26,690,716
6,346,997	Axis Equipment Finance Receivables
	LLC 2012-1A1	03/20/15	1.250	6,354,613
11,189,196	BMW Vehicle Owner Trust 2011-A	08/25/15	0.760	11,220,425
15,175,000	Cabela's Master Credit Card Trust
	2010-2A1,2	09/17/18	0.899	15,340,924
16,610,000	Cabela's Master Credit Card Trust
	2012-1A1,2	02/18/20	0.729	16,689,678
4,300,000	Capital Auto Receivables Asset
	Trust 2013-1	10/22/18	1.740	4,321,126
18,220,000	CarMax Auto Owner Trust 2011-2	12/15/15	0.910	18,281,219
962,483	CarNow Auto Receivables Trust
	2012-1A1	01/15/15	2.090	962,784

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2013	3

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2013 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$16,010,000	CCG Receivables Truste 2013-1[1]	08/14/20	1.050%	$16,017,829
6,800,000	Chase Issuance Trust 2008-A10[2]	08/17/15	0.949	6,814,341
19,430,000	Chesapeake Funding LLC 2011-2A1,2	04/07/24	1.450	19,677,247
22,710,000	Chesapeake Funding LLC 2012-1A1,2	11/07/23	0.950	22,809,969
16,440,000	Chesapeake Funding LLC 2012-2A1,2	05/07/24	0.650	16,437,435
4,877,875	CitiFinancial Auto Issuance Trust
	2009-1[1]	08/15/16	3.150	4,882,758
8,140,000	Credit Acceptance Auto Loan Trust
	2012-1A1	09/16/19	2.200	8,266,317
3,000,000	Credit Acceptance Auto Loan Trust
	2012-1A1	03/16/20	3.120	3,024,636
8,860,000	Credit Acceptance Auto Loan Trust
	2012-2A1	03/16/20	1.520	8,925,546
11,950,000	Credit Acceptance Auto Loan Trust
	2013-1A1	10/15/20	1.210	11,952,801
25,794,513	Direct Capital Funding IV LLC 2013-1[1]	12/20/17	1.673	25,794,513
13,800,000	DSC Floorplan Master Owner Trust
	2011-1[1]	03/15/16	3.910	13,993,531
7,480,295	Enterprise Fleet Financing LLC 2011-2[1]	10/20/16	1.430	7,495,525
9,121,998	Enterprise Fleet Financing LLC 2011-3[1]	05/20/17	1.620	9,180,634
9,675,756	Enterprise Fleet Financing LLC 2012-1[1]	11/20/17	1.140	9,719,074
8,120,000	Enterprise Fleet Financing LLC 2012-2[1]	04/20/18	0.720	8,126,861
10,074,200	Exeter Automobile Receivables Trust
	2012-1A1	08/15/16	2.020	10,138,605
9,893,589	Exeter Automobile Receivables Trust
	2012-2A1	06/15/17	1.300	9,925,239
34,770,000	FNA Trust 2013-1A1	01/10/18	1.980	34,768,522
4,470,000	Ford Credit Auto Owner Trust 2012-B	02/15/18	2.080	4,581,638
30,250,000	Ford Credit Floorplan Master Owner
	Trust 2010-3[1]	02/15/17	4.200	32,155,054
18,800,000	FRS LLC 2013-1A1	04/15/43	1.800	18,879,975
1,500,000	GE Capital Credit Card Master Note
	Trust 2010-3	06/15/16	2.210	1,503,512
17,450,000	GE Dealer Floorplan Master Note
	Trust 2012-2[2]	04/22/19	0.949	17,644,253

The accompanying notes are an integral part of these financial statements.

4

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2013 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$24,753,000	Global SC Finance II SRL 2012-1A1	07/19/27	4.110%	$25,647,227
9,450,000	Hertz Vehicle Financing LLC 2010-1A1	02/25/17	3.740	10,131,581
32,660,000	Hertz Vehicle Financing LLC 2011-1A1	03/25/18	3.290	35,124,785
8,350,000	HLSS Servicer Advance Receivables
	Backed Notes 2012-T2[1]	10/15/45	1.990	8,509,151
10,350,000	HLSS Servicer Advance Receivables
	Backed Notes 2013-T1[1]	01/16/46	1.495	10,433,835
14,800,000	Honda Auto Receivables Owner
	Trust 2012-1	01/15/16	0.770	14,858,356
15,620,000	Huntington Auto Trust 2011-1A1	11/15/16	1.310	15,851,488
1,130,556	Leaf II Receivables Funding LLC
	2011-1[1]	12/20/18	1.700	1,130,556
12,270,000	Leaf II Receivables Funding LLC
	2012-1[1]	10/15/16	1.250	12,254,049
9,045,205	MMAF Equipment Finance LLC
	2009-AA1	01/15/30	3.510	9,308,077
14,790,000	MMAF Equipment Finance LLC
	2012-AA1	10/10/18	1.350	14,938,610
22,560,000	Montana Higher Education Student
	Assistance Corp. 2012-1[2]	05/20/30	1.199	23,077,323
3,590,000	Motor, Plc. 12A1	02/25/20	1.286	3,598,256
3,140,000	Nationstar Agency Advance Funding
	Trust 2013-T2A1	02/18/48	1.892	3,185,530
17,300,000	Nordstrom Private Label Credit Card
	Master Note Trust 2011-1A1	11/15/19	2.280	18,059,089
13,725,885	North Carolina State Education
	Assistance Authority 2012-1[2]	07/25/39	1.000	13,835,967
20,500,000	Penarth Master Issuer, Plc. 2011-1A1,2	05/18/15	0.850	20,499,385
2,036,387	Santander Drive Auto Receivables
	Trust 2010-1	11/17/14	1.840	2,047,109
11,750,000	Santander Drive Auto Receivables
	Trust 2010-1	05/15/17	2.430	11,940,021
5,607,564	Santander Drive Auto Receivables
	Trust 2011-2	02/16/15	1.290	5,616,833

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2013	5

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2013 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$13,460,000	Santander Drive Auto Receivables
	Trust 2011-3	04/15/15	1.230%	$13,496,894
8,650,000	Santander Drive Auto Receivables
	Trust 2012-3	12/15/16	1.940	8,786,739
14,640,000	SMART Trust 2011-1USA[1]	11/14/16	2.520	14,966,882
2,451,414	SMART Trust 2011-2USA[1]	03/14/15	1.540	2,464,257
8,880,000	SMART Trust 2011-4USA[1,2]	08/14/17	1.549	8,960,204
13,690,000	SMART Trust 2012-1USA[1]	12/14/17	2.010	14,082,903
6,020,000	SMART Trust 2012-2USA[1]	10/14/16	1.590	6,110,300
3,050,000	SMART Trust 2012-4US	03/14/17	0.970	3,060,980
18,010,000	SNAAC Auto Receivables Trust
	2013-1A1	07/16/18	1.140	18,020,158
53,680,000	Springleaf Funding Trust 2013-AA1	09/15/21	2.580	53,877,107
18,127,169	STORE Master Funding LLC 2013-1A1	03/20/43	4.160	18,812,602
31,292,083	TAL Advantage I LLC 2012-1A1	05/20/27	3.860	32,128,646
23,044,417	Triton Container Finance LLC 2012-1A1	05/14/27	4.210	23,702,427
16,120,000	Turquoise Card Backed Securities,
	Plc. 2011-1A1,2	09/15/16	0.949	16,190,122
33,330,000	Turquoise Card Backed Securities,
	Plc. 2012-1A1,2	06/17/19	0.999	33,485,318
7,109,122	United Auto Credit Securitization
	Trust 2012-1[1]	03/16/15	1.100	7,112,072
10,440,000	Utah State Board of Regents 2011-1[2]	05/01/29	1.148	10,531,350
18,350,000	Volkswagen Credit Auto Master
	Trust 2011-1A1,2	09/20/16	0.879	18,471,679
843,784	Westlake Automobile Receivables
	Trust 2011-1A1	06/16/14	1.490	844,782
14,550,000	Westlake Automobile Receivables
	Trust 2012-1A1	03/15/16	1.030	14,568,188
8,372,650	Wheels SPV LLC 2012-1[1]	03/20/21	1.190	8,422,099
	Total Asset Backed Securities
	(Identified cost $1,116,117,701)			1,135,177,533

The accompanying notes are an integral part of these financial statements.

6

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2013 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	COLLATERALIZED MORTGAGE
	BACKED SECURITIES (6.0%)
$31,807,000	BB-UBS Trust 2012-TFT[1,2]	06/05/30	3.468%	$32,943,432
7,510,000	Citigroup Commercial Mortgage Trust
	2013-SMP[1]	01/12/30	2.435	7,749,742
2,085,000	Citigroup Commercial Mortgage Trust
	2013-SMP[1]	01/12/30	2.738	2,146,681
29,139,686	Commercial Mortgage Pass Through
	Certificates 2013-GAM[1]	02/10/28	1.705	29,347,306
9,690,000	Commercial Mortgage Pass Through
	Certificates 2013-GAM[1,2]	02/10/28	3.417	9,669,651
14,150,000	Commercial Mortgage Pass Through
	Certificates 2013-SFS[1]	04/12/35	1.873	14,254,682
17,740,000	GTP Acquisition Partners I LLC[1]	05/15/18	2.364	17,794,343
27,230,066	GTP Cellular Sites LLC[1]	03/15/17	3.721	28,258,001
5,780,000	JP Morgan Chase Commercial Mortgage
	Securities Corp. 2011-PLSD[1]	11/13/44	3.364	6,202,131
14,860,000	SBA Tower Trust[1]	12/15/17	2.933	15,392,077
40,700,000	SBA Tower Trust[1]	04/15/18	2.240	40,698,168
15,700,000	Unison Ground Lease Funding LLC[1]	04/15/17	5.349	17,054,203
	Total Collateralized Mortgage
	Backed Securities
	(Identified cost $217,725,449)			221,510,417

	CORPORATE BONDS (29.4%)
	AGRICULTURE (0.9%)
14,915,000	Bunge Ltd. Finance Corp.	04/15/14	5.350	15,549,186
18,140,000	Bunge Ltd. Finance Corp.	06/15/17	3.200	18,916,900
				34,466,086

	AUTO MANUFACTURERS (1.5%)
30,000,000	Daimler Finance North America LLC	11/15/13	6.500	30,963,870
24,865,000	Volkswagen International Finance NV1	03/22/15	1.625	25,233,499
				56,197,369

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2013	7

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2013 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	BANKS (8.9%)
$16,090,000	ANZ New Zealand Int’l, Ltd.[1]	03/24/16	1.125%	$16,148,069
14,944,000	Australia & New Zealand Banking
	Group, Ltd.	10/06/17	1.875	15,424,479
35,490,000	Barclays Bank, Plc.	09/22/16	5.000	40,004,434
12,465,000	Citigroup, Inc.	07/02/13	5.850	12,575,465
11,680,000	Citigroup, Inc.	05/19/15	4.750	12,546,609
16,485,000	Comerica Bank	11/21/16	5.750	19,047,956
15,295,000	DNB Bank ASA[1]	04/03/17	3.200	16,323,696
19,890,000	Fifth Third Bancorp	05/01/13	6.250	19,890,000
1,378,811	FNBC 1993-A Pass Through Trust	01/05/18	8.080	1,523,431
7,320,000	Goldman Sachs Group, Inc.	05/01/14	6.000	7,701,460
2,388,000	Goldman Sachs Group, Inc.[2]	07/22/15	0.676	2,376,466
20,945,000	Goldman Sachs Group, Inc.	01/22/18	2.375	21,346,097
14,915,000	ING Bank NV1	09/25/15	2.000	15,167,063
21,490,000	JPMorgan Chase & Co.	07/05/16	3.150	22,847,029
15,000,000	Morgan Stanley	02/25/16	1.750	15,107,685
13,000,000	Morgan Stanley	01/09/17	5.450	14,615,107
12,955,000	Royal Bank of Scotland, Plc.	03/16/16	4.375	14,135,421
43,620,000	Societe Generale SA1	01/15/14	2.500	44,047,607
14,435,000	Svenska Handelsbanken AB	04/04/17	2.875	15,348,736
				326,176,810

	COMMERCIAL SERVICES (1.2%)
16,725,000	Experian Finance, Plc.[1]	06/15/17	2.375	17,099,423
2,930,000	Western Union Co.	10/01/16	5.930	3,276,130
22,290,000	Western Union Co.	12/10/17	2.875	22,809,156
				43,184,709

	COMPUTERS (0.5%)
17,543,000	Dell, Inc.	04/01/16	3.100	17,733,991

	COSMETICS / PERSONAL CARE (0.5%)
17,435,000	Avon Products, Inc.	03/15/20	4.600	18,726,951

The accompanying notes are an integral part of these financial statements.

8

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2013 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	DIVERSIFIED FINANCIAL SERVICES (4.2%)
$4,745,917	5400 Westheimer Court
	Depositor Corp.[1]	04/11/16	7.500%	$5,092,985
11,106,612	Ahold Lease Series 2001-A-1 Pass
	Through Trust[2]	01/02/20	7.820	12,647,654
20,000,000	Air Lease Corp.	01/15/16	4.500	20,800,000
35,124,000	American Express Credit Corp.	08/20/13	7.300	35,844,007
19,639,790	Blue Wing Asset Vehicle[1]	01/11/23	4.500	20,523,580
12,850,000	Doric Nimrod Air Finance Alpha, Ltd.
	2012-1 Class A Pass Through Trust[1]	11/30/24	5.125	13,958,955
21,000,000	Merrill Lynch & Co., Inc.	01/15/15	5.000	22,330,791
20,789,000	Murray Street Investment Trust I2	03/09/17	4.647	22,771,668
				153,969,640

	FOOD (0.5%)
16,805,000	Hawk Acquisition Sub, Inc.[1]	10/15/20	4.250	17,015,062

	GAS (0.3%)
8,830,000	Sempra Energy	11/15/13	8.900	9,218,891

	HEALTHCARE-PRODUCTS(0.8%)
13,365,000	DENTSPLY International, Inc.[2]	08/15/13	1.775	13,406,766
14,430,000	Mallinckrodt International Finance SA1	04/15/18	3.500	14,634,401
				28,041,167

	INSURANCE (1.9%)
25,097,000	ACE INA Holdings, Inc.	06/15/14	5.875	26,550,242
4,130,000	Everest Reinsurance Holdings, Inc.	10/15/14	5.400	4,327,166
17,292,000	ING US, Inc.[1]	02/15/18	2.900	17,697,445
10,000,000	MetLife, Inc.	02/06/14	2.375	10,148,200
11,050,000	Vitality Re IV, Ltd.[1,2]	01/09/16	2.775	11,611,340
				70,334,393

	IRON/STEEL(0.5%)
3,549,000	ArcelorMittal	02/25/15	4.250	3,673,474
13,819,000	ArcelorMittal	08/05/15	4.250	14,438,354
620,000	Carpenter Technology Corp.	03/01/23	4.450	645,766
				18,757,594

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2013	9

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2013 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	MEDIA (0.4%)
$4,360,000	NBCUniversal Enterprise, Inc.[1,2]	04/15/16	0.817%	$4,378,765
8,725,000	NBCUniversal Enterprise, Inc.[1,2]	04/15/18	0.965	8,782,210
				13,160,975

	MINING (0.9%)
20,575,000	Anglo American Capital, Plc.[1]	04/08/14	9.375	22,154,913
11,630,000	Freeport-McMoRan Copper & Gold, Inc.[1]	03/15/18	2.375	11,713,596
				33,868,509

	OFFICE/BUSINESS EQUIPMENT (0.9%)
12,385,000	Xerox Corp.[2]	09/13/13	1.680	12,422,588
20,835,000	Xerox Corp.	05/15/14	8.250	22,403,959
				34,826,547

	OIL & GAS (0.3%)
12,000,000	EnCana Corp.	10/15/13	4.750	12,220,812

	OIL & GAS SERVICES (0.8%)
9,600,000	Cameron International Corp.[2]	06/02/14	1.217	9,650,429
7,120,000	Korea National Oil Corp.[1]	04/03/17	3.125	7,453,686
10,629,000	Weatherford International, Ltd.	03/15/18	6.000	12,151,445
				29,255,560
	PHARMACEUTICALS (1.2%)
15,680,000	AbbVie, Inc.[1]	11/06/15	1.200	15,803,809
26,765,000	Teva Pharmaceutical Finance Co. BV2	11/08/13	1.193	26,878,511
				42,682,320

	PIPELINES (0.5%)
18,283,000	Williams Partners LP	02/15/15	3.800	19,221,704

	REAL ESTATE (0.3%)
9,915,000	Prologis International Funding II1	02/15/20	4.875	10,350,431

	REAL ESTATE INVESTMENT TRUSTS (2.2%)
23,247,000	American Tower Corp.	04/01/15	4.625	24,741,643
22,518,000	HCP, Inc.	02/01/14	2.700	22,849,825
2,680,000	HCP, Inc.	01/30/18	6.700	3,266,274
17,375,000	ProLogis LP	08/15/17	4.500	19,150,655
10,205,000	Simon Property Group LP	05/15/14	6.750	10,688,146
				80,696,543

The accompanying notes are an integral part of these financial statements.

10

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2013 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	TELECOMMUNICATIONS (0.1%)
$4,430,000	Deutsche Telekom International
	Finance BV	07/22/13	5.250%	$4,475,266

	TRANSPORTATION (0.1%)
5,000,000	Burlington Northern Santa Fe LLC	07/01/13	4.300	5,031,375
	Total Corporate Bonds
	(Identified cost $1,051,745,984)			1,079,612,705

	MUNICIPAL BONDS (2.5%)
4,250,000	California Pollution Control Financing
	Authority[2]	11/01/38	0.850	4,250,000
4,250,000	City of Granite City, Illinois[2]	05/01/27	0.850	4,250,000
4,250,000	King George County Economic
	Development Authority[2]	06/01/23	0.850	4,250,000
1,470,000	Minnesota State Tobacco
	Securitization Authority	03/01/15	3.093	1,539,810
5,955,000	New Jersey State Economic
	Development Authority	09/01/13	2.657	5,995,613
13,045,000	New Jersey State Economic
	Development Authority	09/01/13	2.657	13,142,577
12,710,000	New Jersey State Turnpike Authority	01/01/16	4.252	13,099,816
17,300,000	Pennsylvania State Economic
	Development Financing Authority[2]	07/01/41	2.625	17,649,806
27,090,000	State of Illinois	03/01/16	4.961	29,541,916
	Total Municipal Bonds
	(Identified cost $92,756,479)			93,719,538

	U.S. GOVERNMENT AGENCY
	OBLIGATIONS (6.3%)
90,000,000	Federal Home Loan Bank Discount
	Notes[3,4]	06/12/13	0.115	89,996,850
350,386	Federal Home Loan Mortgage Corp.
	(FHLMC) Non Gold Guaranteed[2]	04/01/36	2.675	374,299
129,039	Federal Home Loan Mortgage Corp.
	(FHLMC) Non Gold Guaranteed[2]	12/01/36	2.373	136,612
132,100	Federal Home Loan Mortgage Corp.
	(FHLMC) Non Gold Guaranteed[2]	01/01/37	2.620	140,957

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2013	11

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2013 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	U.S. GOVERNMENT AGENCY
	OBLIGATIONS (continued)
$261,896	Federal Home Loan Mortgage Corp.
	(FHLMC) Non Gold Guaranteed[2]	02/01/37	2.708%	$280,662
32,028,134	Federal National Mortgage
	Association (FNMA)	07/01/35	5.000	34,858,924
2,335,932	Federal National Mortgage
	Association (FNMA)	11/01/35	5.500	2,555,154
155,678	Federal National Mortgage
	Association (FNMA)[2]	07/01/36	3.098	166,281
252,371	Federal National Mortgage
	Association (FNMA)[2]	09/01/36	2.813	271,370
266,637	Federal National Mortgage
	Association (FNMA)[2]	01/01/37	2.830	286,706
2,057,279	Federal National Mortgage
	Association (FNMA)	08/01/37	5.500	2,250,350
21,089,205	Federal National Mortgage
	Association (FNMA)	08/01/37	5.500	23,150,209
10,354,633	Federal National Mortgage
	Association (FNMA)	06/01/40	6.500	11,698,368
65,000,000	Federal National Mortgage Association
	(FNMA) Discount Notes[3,4]	05/15/13	0.110	64,999,480
31,878	Government National Mortgage
	Association (GNMA)[2]	08/20/29	1.750	33,374
	Total U.S. Government Agency Obligations
	(Identified cost $231,026,625)			231,199,596

	U.S. INFLATION LINKED DEBT (8.6%)
296,091,984	U.S. Treasury Inflation Indexed Note	04/15/17	0.125	315,245,582
	Total U.S. Inflation Linked Debt
	(Identified cost $317,680,772)			315,245,582

	CERTIFICATES OF DEPOSIT (11.3%)
35,000,000	Bank of Montreal	05/13/13	0.180	35,000,000
45,500,000	Bank of Montreal	06/05/13	0.180	45,500,000
70,000,000	Bank of Nova Scotia	06/18/13	0.190	70,000,000
30,625,000	Bank of Nova Scotia	07/10/13	0.180	30,628,179

The accompanying notes are an integral part of these financial statements.

12

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2013 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CERTIFICATES OF DEPOSIT (continued)
$43,000,000	Bank of Tokyo-Mitsubishi UFJ, Ltd.	05/08/13	0.220%	$43,000,084
47,125,000	Bank of Tokyo-Mitsubishi UFJ, Ltd.	06/26/13	0.200	47,125,000
68,500,000	DNB Bank ASA	06/20/13	0.200	68,500,000
76,575,000	Standard Chartered Bank	07/19/13	0.180	76,577,128
	Total Certificates of Deposit
	(Identified cost $416,325,084)			416,330,391

	COMMERCIAL PAPER (1.1%)
39,000,000	Societe Generale North America, Inc.[4]	05/01/13	0.150	39,000,000
	Total Commercial Paper
	(Identified cost $39,000,000)			39,000,000

	U.S. TREASURY BILLS (4.7%)
171,000,000	U.S. Treasury Bill[3,4,5]	05/16/13	0.090	170,997,093
	Total U.S. Treasury Bills
	(Identified cost $170,993,588)			170,997,093

TOTAL INVESTMENTS (Identified cost $3,653,371,682)[6]			100.8%	$3,702,792,855
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS			(0.8)	(30,152,327)
NET ASSETS			100.0%	$3,672,640,528

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at April 30, 2013 was $1,432,667,554 or 39.0% of net assets.
[2]	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the April 30, 2013 coupon or interest rate.
[3]	Coupon represents a weighted average yield.
[4]	Coupon represents a yield to maturity.
[5]	All or a portion of this security is held at the broker as collateral for open futures contracts.
[6]	The aggregate cost for federal income tax purposes is $3,653,371,682, the aggregate gross unrealized appreciation is $52,048,744 and the aggregate gross unrealized depreciation is $2,627,571, resulting in net unrealized appreciation of $49,421,173.

Abbreviations:

FHLMC – Federal Home Loan Mortgage Corporation.

FNMA – Federal National Mortgage Association.

GNMA – Government National Mortgage Association.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2013	13

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2013 (unaudited)

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

—	Level 1 – (unadjusted) quoted prices in active markets for identical investments.
—	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

The accompanying notes are an integral part of these financial statements.

14

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2013 (unaudited)

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations, listed equities and over-the-counter derivatives. As level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities. As observable prices are not available for these securities, valuation techniques are used to derive fair value.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2013.

Investments, at value	(Unadjusted) Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of April 30, 2013
Asset Backed Securities	$–	$1,135,177,533	$—	$1,135,177,533
Collateralized Mortgage
Backed Securities	–	221,510,417	–	221,510,417
Corporate Bonds	–	1,079,612,705	–	1,079,612,705
Municipal Bonds	–	93,719,538	–	93,719,538
U.S. Government Agency
Obligations	–	231,199,596	–	231,199,596
U.S. Inflation Linked Debt	–	315,245,582	–	315,245,582
Certificates of Deposit	–	416,330,391	–	416,330,391
Commercial Paper	–	39,000,000	–	39,000,000
U.S. Treasury Bills	–	170,997,093	–	170,997,093
Total Investments, at value	$–	$3,702,792,855	$–	$3,702,792,855
Other Financial Instruments, at value
Futures Contracts	(6,726,511)	–	–	(6,726,511)
Other Financial Instruments,
at value	$(6,726,511)	$–	$–	$(6,726,511)

*	The Fund’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 as of April 30, 2013, based on the valuation input levels on October 31, 2012.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2013	15

BBH LIMITED DURATION FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2013 (unaudited)

Description	Number of Contracts	Expiration Date	Market Value	Unrealized Gain / (Loss)
Contracts to Sell:
U.S. Treasury 2-Year Notes	2,350	June 2013	$518,468,750	$(477,332)
U.S. Treasury 5-Year Notes	5,950	June 2013	741,611,748	(4,467,652)
U.S. Treasury 10-Year Notes	905	June 2013	120,690,239	(1,781,527)
				$(6,726,511)

The accompanying notes are an integral part of these financial statements.

16

BBH LIMITED DURATION FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2013 (unaudited)

ASSETS:
Investments in securities, at value (Identified cost $3,653,371,682)	$3,702,792,855
Cash	192,764
Receivables for:
Interest	13,188,698
Investments sold	9,152,698
Shares sold	2,048,859
Futures variation margin on open contracts	131,341
Prepaid assets	7,237
Total Assets	3,727,514,452

LIABILITIES:
Payables for:
Investments purchased	47,518,522
Shares redeemed	5,960,700
Investment advisory and administrative fees	809,848
Shareholder servicing fees	343,141
Dividends declared	90,903
Custody and fund accounting fees	47,320
Professional fees	41,021
Transfer agent fees	2,227
Distribution fees	1,681
Board of Trustees’ fees	751
Accrued expenses and other liabilities	57,810
Total Liabilities	54,873,924

NET ASSETS	$3,672,640,528
Net Assets Consist of:
Paid-in capital	$3,625,769,688
Undistributed net investment income	265,130
Accumulated net realized gain on investments in securities and
futures contracts	3,911,022
Net unrealized appreciation/(depreciation) on investments in
securities and futures contracts	42,694,688
Net Assets	$3,672,640,528
NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS N SHARES
($2,064,552,311 ÷ 198,515,212 shares outstanding)	$10.40
CLASS I SHARES
($1,608,088,217 ÷ 154,670,033 shares outstanding)	$10.40

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2013	17

BBH LIMITED DURATION FUND
STATEMENT OF OPERATIONS
For the six months ended April 30, 2013 (unaudited)

NET INVESTMENT INCOME:
Income:
Interest and other income (net of withholding taxes of $1,710)	$32,167,764
Total Income	32,167,764
Expenses:
Investment advisory and administrative fees	4,420,514
Shareholder servicing fees	1,918,225
Custody and fund accounting fees	270,743
Board of Trustees’ fees	47,979
Professional fees	31,105
Distribution fees	21,226
Transfer agent fees	12,846
Miscellaneous expenses	98,628
Total Expenses	6,821,266
Expense offset arrangement	(3,188)
Net Expenses	6,818,078
Net Investment Income	25,349,686

NET REALIZED AND UNREALIZED LOSS:
Net realized gain on investments in securities	5,062,547
Net realized loss on futures contracts	(1,422,770)
Net realized gain on investments in securities and futures contracts	3,639,777
Net change in unrealized appreciation/(depreciation) on investments
in securities	(2,745,730)
Net change in unrealized appreciation/(depreciation) on futures contracts .	(6,452,616)
Net change in unrealized appreciation/(depreciation) on investments
in securities and futures contracts	(9,198,346)
Net Realized and Unrealized Loss	(5,558,569)
Net Increase in Net Assets Resulting from Operations	$19,791,117

The accompanying notes are an integral part of these financial statements.

18

BBH LIMITED DURATION FUND
STATEMENT OF CHANGES IN NET ASSETS

	For the six months ended April 30, 2013 (unaudited)	For the year ended October 31, 2012
INCREASE IN NET ASSETS:
Operations:
Net investment income	$25,349,686	$46,811,903
Net realized gain on investments in securities and
futures contracts	3,639,777	8,863,649
Net change in unrealized appreciation/(depreciation)
on investments in securities and futures contracts	(9,198,346)	28,089,498
Net increase in net assets resulting from
operations	19,791,117	83,765,050
Dividends and distributions declared:
From net investment income:
Class N	(13,694,754)	(26,785,809)
Class I	(11,627,082)	(19,931,298)
From net realized gains:
Class N	(4,814,319)	(5,251,943)
Class I	(3,217,373)	(3,417,866)
Total dividends and distributions declared	(33,353,528)	(55,386,916)
Share transactions:
Proceeds from sales of shares	1,747,391,275	1,910,196,236
Net asset value of shares issued to shareholders for
reinvestment of dividends and distributions	32,764,226	53,820,642
Cost of shares redeemed	(1,034,626,686)	(1,212,529,172)
Net increase in net assets resulting from
share transactions	745,528,815	751,487,706
Total increase in net assets	731,966,404	779,865,840

NET ASSETS:
Beginning of year	2,940,674,124	2,160,808,284
End of period (including undistributed net investment
income of $265,130 and $237,280, respectively)	$3,672,640,528	$2,940,674,124

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2013	19

BBH LIMITED DURATION FUND
FINANCIAL HIGHLIGHTS

Selected per share data and ratios for a Class N share outstanding throughout each period

	For the six months ended April 30, 2013 (unaudited)
		For the years ended October 31,
		2012	2011	2010	2009	2008
Net asset value, beginning
of period	$10.44	$10.34	$10.46	$10.24	$9.31	$9.92
Income from investment operations:
Net investment income[1]	0.07	0.18	0.17	0.25	0.30	0.44
Net realized and unrealized
gain (loss)	(0.01)	0.14	(0.12)	0.21	0.96	(0.63)
Total income (loss) from
investment operations	0.06	0.32	0.05	0.46	1.26	(0.19)
Less dividends and distributions:
From net investment income	(0.07)	(0.18)	(0.17)	(0.24)	(0.33)	(0.42)
From net realized gains	(0.03)	(0.04)	–	–	–	–
Total dividends and
distributions	(0.10)	(0.22)	(0.17)	(0.24)	(0.33)	(0.42)
Net asset value, end of period	$10.40	$10.44	$10.34	$10.46	$10.24	$9.31
Total return	0.58%	3.13%	0.52%	4.58%	13.63%	(2.08)%

Ratios/Supplemental data:
Net assets, end of period
(in millions)	$2,065	$1,776	$1,336	$1,287	$870	$160
Ratio of expenses to average net
assets before reductions	0.50%[2]	0.50%	0.49%	0.49%	0.52%	0.58%
Expense offset arrangement	0.00%[2,3]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]
Ratio of expenses to average net
assets after reductions	0.50%[2]	0.50%	0.49%	0.49%	0.52%	0.58%
Ratio of net investment income to
average net assets	1.44%[2]	1.75%	1.66%	2.38%	2.96%	4.42%
Portfolio turnover rate	13%	38%	28%	40%	125%	185%

[1]	Calculated using average shares outstanding for the period.
[2]	Annualized
[3]	Less than 0.01%

The accompanying notes are an integral part of these financial statements.

20

BBH LIMITED DURATION FUND
FINANCIAL HIGHLIGHTS (continued)

Selected per share data and ratios for a Class I share outstanding throughout each period

	For the six months ended April 30, 2013 (unaudited)
		For the years ended October 31,
		2012	2011	2010	2009	2008
Net asset value, beginning
of period	$10.44	$10.34	$10.46	$10.23	$9.31	$9.92
Income from investment operations:
Net investment income[1]	0.08	0.20	0.19	0.26	0.31	0.46
Net realized and unrealized
gain (loss)	(0.01)	0.14	(0.12)	0.23	0.95	(0.64)
Total income (loss) from
investment operations	0.07	0.34	0.07	0.49	1.26	(0.18)
Less dividends and distributions:
From net investment income	(0.08)	(0.20)	(0.19)	(0.26)	(0.34)	(0.43)
From net realized gains	(0.03)	(0.04)	–	–	–	–
Total dividends and distributions	(0.11)	(0.24)	(0.19)	(0.26)	(0.34)	(0.43)
Net asset value, end of period	$10.40	$10.44	$10.34	$10.46	$10.23	$9.31
Total return	0.67%	3.31%	0.67%	4.83%	13.67%	(1.92)%

Ratios/Supplemental data:
Net assets, end of period
(in millions)	$1,608	$1,165	$825	$926	$455	$95
Ratio of expenses to average net
assets before reductions	0.29%[2]	0.31%	0.33%	0.34%	0.37%	0.42%
Expense offset arrangement	0.00%[2,3]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]
Ratio of expenses to average net
assets after reductions	0.29%[2]	0.31%	0.33%	0.34%	0.37%	0.42%
Ratio of net investment income to
average net assets	1.64%[2]	1.93%	1.82%	2.52%	3.11%	4.56%
Portfolio turnover rate	13%	38%	28%	40%	125%	185%

[1]	Calculated using average shares outstanding for the period.
[2]	Annualized
[3]	Less than 0.01%

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2013	21

BBH LIMITED DURATION FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2013 (unaudited)

1.	Organization. BBH Limited Duration Fund (formerly BBH Broad Market Fund) is a separate, diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on December 22, 2000. On August 6, 2002, the Board of Trustees (“Board”) of the Trust reclassified the Fund’s outstanding shares as “Class N,” and established a new class of shares designated as “Class I”. Class I commenced operations on December 3, 2002. Class N and Class I shares have different operating expenses. Neither Class N shares nor Class I shares convert to any other share class of the Fund. As of April 30, 2013, there were five series of the Trust.
2.	Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The following summarizes significant accounting policies of the Fund:
A.	Valuation of Investments. Bonds and other fixed income securities, including restricted securities (other than short-term obligations but including listed issues) are valued at their most recent bid prices (sales price if the principal market is an exchange) in the principal market in which such securities are normally traded, on the basis of valuations furnished by a pricing service, use of which has been approved by the Board. In making such valuations, the pricing service utilizes both dealer supplied valuations and electronic data processing techniques, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices, or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities.

Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. Short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless this is determined not to represent fair value by the Board.

B.	Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Interest income is accrued daily and consists of interest accrued, discount earned (including if any, both original issue and market discount) and premium amortization on the investments of the Fund. Investment income is recorded net of any foreign taxes withheld where recovery of such tax is uncertain. Debt obligations may be placed on non-accrual status and related
22

BBH LIMITED DURATION FUND
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2013 (unaudited)

interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

C.	Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are apportioned amongst each fund in the Trust equally. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
D.	Repurchase Agreements. The Fund may enter into repurchase agreements. Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price normally is in excess of the purchase price, reflecting an agreed upon interest rate. The rate is effective for the period of time that assets of the Fund are invested in the agreement and is not related to the coupon rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the investment adviser. The Fund’s custodian or sub-custodian will take possession of the securities subject to repurchase agreements. The investment adviser, custodian or sub-custodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price. Repurchase agreements are subject to credit risks. Information regarding repurchase agreements held by the Fund is included in the Portfolio of Investments. At April 30, 2013 the Fund had no open repurchase agreements.
E.	Forward Foreign Currency Exchange Contracts. The Fund may enter into forward foreign currency exchange contracts (“Contracts”) in connection with planned purchases or sales of securities to hedge the U.S. dollar value of securities denominated in a particular currency, or to increase or shift its exposure to a currency other than U.S. dollars. The Fund has no specific limitation on the percentage of assets which may be committed to these types of Contracts. The Fund could be exposed to risks if the counterparties to the Contracts are unable to meet the terms of their Contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Fund are determined using forward foreign currency exchange rates supplied by a quotation service. As of and for the six months ended April 30, 2013, the Fund had no open Contracts.
F.	Swap Agreements. The Fund may enter into swap agreements. A swap is an exchange of cash payments based on a notional principal amount between the Fund and another party which is based on a specific financial index. These transactions are entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Fund than if the Fund
FINANCIAL STATEMENT APRIL 30, 2013	23

BBH LIMITED DURATION FUND
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2013 (unaudited)

had invested directly in an instrument that yielded that desired return. Cash payments are exchanged at specified intervals and recorded in the Statement of Operations as realized gains and losses. The expected income or expense is recorded on an accrual basis. The value of the swap is adjusted daily, and the change in value is recorded as unrealized appreciation or depreciation. Risks may arise upon entering into these agreements from the potential inability of counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. The Fund may use swaps for both hedging and non-hedging purposes. For hedging purposes, the Fund may use swaps to reduce its exposure to interest and foreign exchange rate fluctuations. For non-hedging purposes, the Fund may use swaps to take a position on anticipated changes in the underlying financial index. The Fund did not have any swap activity during the six months ended April 30, 2013.

G.	Financial Futures Contracts. The Fund may enter into open futures contracts in order to hedge against anticipated future changes in interest rates, which otherwise might either adversely affect the value of securities held for the Fund or adversely affect the prices of securities that are intended to be purchased at a later date for the Fund. The contractual amount of the futures contracts represents the investment the Fund has in a particular contract and does not necessarily represent the amounts potentially subject to risk of loss. Trading in futures contracts involves, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The measurement of risk associated with futures contracts is meaningful only when all related and offsetting transactions are considered. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts held by the Fund are valued daily at the official settlement price of the exchange on which it is traded. The following futures contracts were open at April 30, 2013:
Description	Number of Contracts	Expiration Date	Market Value	Unrealized Gain / (Loss)
Contracts to Sell:
U.S. Treasury 2-Year Notes	2,350	June 2013	$518,468,750	$(477,332)
U.S. Treasury 5-Year Notes	5,950	June 2013	741,611,748	(4,467,652)
U.S. Treasury 10-Year Notes	905	June 2013	120,690,239	(1,781,527)
				$(6,726,511)

The primary risk for interest rate futures is interest rate risk, changes of interest rates.

For the six months ended April 30, 2013, the average monthly number of open futures contracts was 6,971. The range of monthly notional values was $1,003,525,354 to $1,374,044,226.

24

BBH LIMITED DURATION FUND
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2013 (unaudited)

Fair Values of Derivative Instruments as of April 30, 2013

Derivatives not accounted for as hedging instruments under authoritative guidance for derivatives instruments and hedging activities:

	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Futures Contracts	Futures variation	$131,341	Futures variation	$6,726,511	*
	margin on open		margin on open
	contracts		contracts
Total		$131,341		$6,726,511

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Statement of Assets and Liabilities and Notes to Financial Statements. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

Effect of Derivative Instruments on the Statement of Operations

Net Realized Gain/(Loss) on Derivatives
Futures Contracts	$(1,422,770)

Net Change in Unrealized Appreciation/(Depreciation) on Derivatives
Futures Contracts	$(6,452,616)

H.	Rule 144A Securities. The Fund may purchase securities that are not registered under the Securities Act of 1933, as amended (“1933 Act”) but that can be sold to “qualified institutional buyers” in accordance with the requirements stated in Rule 144A under the 1933 Act (“Rule 144A Securities”). A Rule 144A Security may be considered illiquid and therefore subject to the 15% limitation on the purchase of illiquid securities, unless it is determined on an ongoing basis that an adequate trading market exists for the security. Guidelines have been adopted and the daily function of determining and monitoring liquidity of Rule 144A Securities has been delegated to the investment adviser. All relevant factors will be considered in determining the liquidity of Rule 144A Securities and all investments in Rule 144A Securities will be carefully monitored. Information regarding Rule 144A securities is included at the end of the Portfolio of Investments.
I.	Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax
FINANCIAL STATEMENT APRIL 30, 2013	25

BBH LIMITED DURATION FUND
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2013 (unaudited)

provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carry forwards. These differences result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified on the Statement of Assets & Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification (“ASC”) 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of April 30, 2013, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the six months ended April 30, 2013, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

J.	Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, if any, are generally declared and paid monthly and are recorded on the ex-dividend date. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The Fund declared dividends in the amounts of $18,509,073 and $14,844,455 to Class N shares and Retail Class shareholders, respectively, during the six months ended April 30, 2013.

The tax character of distributions paid during the fiscal years ended October 31, 2012 and 2011, respectively, were as follows:

Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax return of capital	Total distributions paid
2012:	$46,717,107	$8,669,809	$55,386,916	–	$55,386,916
2011:	38,768,935	–	38,768,935	–	38,768,935

26

BBH LIMITED DURATION FUND
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2013 (unaudited)

As of October 31, 2012 and 2011, respectively, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Components of accumulated earnings/(deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated earnings	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total accumulated earnings/ (deficit)
2012:	$7,491,232	$1,391,177	$–	–	$(93,554)	$51,644,396	$60,433,251
2011:	216,433	8,653,078	8,869,511	–	–	23,185,606	32,055,117

The Fund did not have a net capital loss carry forward as of October 31, 2012.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period and they will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses.

Total distributions paid may differ from the amounts shown in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

To the extent future capital gains are offset by capital loss carry forwards, such gains will not be distributed.

K.	Use of Estimates. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from these estimates.
3.	Recent Accounting Pronouncements. In January 2013, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”. This update was issued to narrow the broad scope of ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” which was issued in December 2011. This update requires an entity to disclose both gross and net information for derivatives and other financial instruments that are either offset in the statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The required disclosures for both pronouncements are effective for annual reporting periods starting from January 1, 2013 and interim
FINANCIAL STATEMENT APRIL 30, 2013	27

BBH LIMITED DURATION FUND
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2013 (unaudited)

periods within those annual periods and apply retrospectively for all periods being reported. The Fund expects to adopt these new disclosure requirements for the October 31, 2013 annual report. Management is currently evaluating the adoption of these ASUs on the Fund’s financial statements and note disclosures.

4.	Fees and Other Transactions with Affiliates.
A.	Investment Advisory and Administrative Fees. Effective June 12, 2007, under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) provides investment advisory and portfolio management services to the Fund. BBH also provides administrative services to the Fund. The Fund’s investment advisory fee is calculated daily and paid monthly at an annual rate equivalent to at 0.30% per annum on the first $1,000,000,000 of net assets and 0.25% per annum on all net assets over $1,000,000,000. For the six months ended April 30, 2013, the Fund incurred $4,420,514 for services under the Agreement.
B.	Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH. BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.20% of Class N shares’ average daily net assets. For the six months ended April 30, 2013, Class N shares of the Fund incurred $1,918,225 in shareholder servicing fees.
C.	Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and incurred monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction based fee. The fund accounting fee is an asset based fee calculated at 0.04% per annum on the first $100,000,000 of net assets, 0.02% per annum on the next $400,000,000 of net assets and 0.01% per annum on all net assets over $500,000,000. Effective April 1, 2013, the custody and fund accounting fee schedule was revised to reflect reduced rates. The custody fee continues to be an asset and transaction based fee. The fund accounting fee was revised from a tiered fee schedule to a single rate of 0.004% of the Fund’s net asset value. For the six months ended April 30, 2013, the Fund incurred $270,743 in custody and fund accounting fees. These fees for the Fund were reduced by $3,188 as a result of an expense offset arrangement with the Fund’s custodian. The credit amount (if any) is disclosed in the Statement of Operations as a reduction to the Fund’s expenses. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the Federal Funds overnight investment rate on the day of the overdraft. The total interest incurred by the Fund for the six months ended April 30, 2013, was $627.
28

BBH LIMITED DURATION FUND
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2013 (unaudited)

D.	Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2013, the Fund incurred $47,979 in non-interested Trustee compensation and reimbursements.
5.	Investment Transactions. For the six months ended April 30, 2013, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $1,152,465,737 and $334,400,935, respectively.
6.	Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class N shares and Class I shares of beneficial interest, at no par value. Transactions in Class N and Class I shares were as follows:
	For the six months ended April 30, 2013 (unaudited)		For the year ended October 31, 2012
	Shares	Dollars	Shares	Dollars
Class N
Shares sold	79,807,452	$831,801,710	99,980,300	$1,034,853,352
Shares issued in
connection with
reinvestments of
dividends	1,754,088	18,254,754	3,006,866	31,081,416
Shares redeemed	(53,080,337)	(553,182,236)	(62,165,887)	(643,467,469)
Net increase	28,481,203	$296,874,228	40,821,279	$422,467,299
Class I
Shares sold	87,873,639	$915,589,565	84,601,503	$875,342,884
Shares issued in
connection with
reinvestments of
dividends	1,394,370	14,509,472	2,200,828	22,739,226
Shares redeemed	(46,221,334)	(481,444,450)	(54,939,360)	(569,061,703)
Net increase	43,046,675	$448,654,587	31,862,971	$329,020,407

FINANCIAL STATEMENT APRIL 30, 2013	29

BBH LIMITED DURATION FUND
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2013 (unaudited)

7.	Principal Risk Factors and Indemnifications.
A.	Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund (investment risk). In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to failure of a counterparty to a transaction to perform (credit risk), changes in interest rates (interest rate risk), higher volatility for securities with longer maturities (maturity risk), financial performance or leverage of the issuer (issuer risk), difficulty in being able to purchase or sell a security (liquidity risk), or certain risks associated with investing in foreign securities not present in domestic investments (foreign investment risk). The Fund’s use of derivatives creates risks that are different from, or possibly greater than, the risks associated with investing directly in securities as the Fund could lose more than the principal amount invested (derivatives risk). The Fund invests in asset-backed (asset-backed securities risk) and mortgage-backed securities (mortgage-backed securities risk) which are subject to the risk that borrowers may default on the obligations that underlie these securities. In addition, these securities may be paid off sooner or later than expected which may increase the volatility of securities during periods of fluctuating interest rates. The Fund may invest in bonds issued by foreign governments which may be unable or unwilling to make interest payments and/or repay the principal owed (sovereign debt risk). The Fund’s use of borrowing, in reverse repurchase agreements and investment in some derivatives, involve leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s securities and may cause the Fund to be more volatile (leverage risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies or issuers whose securities are held by the Fund; conditions affecting the general economy; overall market changes; local, regional or political, social or economic instability; and currency and interest rate and price fluctuations (market risk). The Fund is actively managed and the decisions by the Investment Adviser may cause the Fund to incur losses or miss profit opportunities (management risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (shareholder concentration risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

30

BBH LIMITED DURATION FUND
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2013 (unaudited)

B.	Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.
8.	Subsequent Events. Management has evaluated events and transactions that may have occurred since April 30, 2013 through the date the financial statements were issued, that would merit recognition or additional disclosure in the financial statements. During this review, nothing was discovered which would require disclosure within or adjustment to the financial statements.
FINANCIAL STATEMENT APRIL 30, 2013	31

BBH LIMITED DURATION FUND
DISCLOSURE OF FUND EXPENSES
April 30, 2013 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution 12b-1 fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

32

BBH LIMITED DURATION FUND
DISCLOSURE OF FUND EXPENSES (continued)
April 30, 2013 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period November 1, 2012 to April 30, 2013[1]
Class N
Actual	$1,000	$1,006	$2.44
Hypothetical[2]	$1,000	$1,022	$2.46

	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period November 1, 2012 to April 30, 2013[1]
Class I
Actual	$1,000	$1,007	$1.44
Hypothetical[2]	$1,000	$1,023	$1.45

[1]	Expenses are equal to the Fund’s annualized expense ratio of 0.49% and 0.29% for Class N and I shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
[2]	Assumes a return of 5% before expenses. For the purposes of the calculation, the applicable annualized expenses ratio for each class of shares is subtracted from the assumed return before expenses.
FINANCIAL STATEMENT APRIL 30, 2013	33

BBH LIMITED DURATION FUND
DISCLOSURE OF ADVISOR SELECTION
April 30, 2013 (unaudited)

Board Approval of Investment Advisory and Administrative Services Agreement

The 1940 Act requires that the continuance of a fund’s investment advisory agreements must be approved annually both by a fund’s board of trustees and by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board, a majority of whom are Independent Trustees, held an in person meeting on December 5, 2012, to consider whether to renew the Investment Advisory and Administrative Services Agreement (the “Agreement”) between the Trust and the Investment Adviser with respect to the existing funds in the Trust, including the Fund. In approving the renewal of the Agreement with respect to the Fund for an additional one year term, the Board determined that the terms of the Agreement were fair and reasonable.

Both in the meeting specifically held to address the continuance of the Agreement and at other meetings during the course of the year, the Board requested and received a variety of materials provided by the Investment Adviser and BBH, including information about personnel, operations and Fund performance. The Board received a memorandum from Counsel to the Trust (“Fund Counsel”) regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Board met in executive session outside the presence of Fund management.

The following is a summary of the factors the Board considered in making its determination to approve continuance of the Agreement. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Agreement, and individual Trustees may have given different weight to various factors. The Board reviewed these factors with Fund Counsel.

Nature, Extent and Quality of Services

The Board noted that, under the Agreement and with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, is responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies. The Board received and considered information, during the in person meeting held on December 5, 2012, and during the past year, regarding the nature, extent and quality of services provided to the Fund by the Investment Adviser including portfolio management, supervision of operations and compliance and regulatory filings, disclosures to Fund shareholders, general oversight of service providers, assisting the Board, including the Independent Trustees, in their capacity as Trustees, CCO services for the Trust and other services. The Board considered the resources of the Investment Adviser and BBH dedicated to the Fund noting that BBH also provides administrative, custody, accounting and shareholder services to the Fund.

34

BBH LIMITED DURATION FUND
DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2013 (unaudited)

The Board considered the scope and quality of services provided by the Investment Adviser under the Agreement. The Board also considered brokerage policies and practices, and the standards applied in seeking best execution. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the policies and practices followed by BBH and the Investment Adviser. In addition, the Board received reports on the foregoing topics at other meetings held during the year. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided, and expected to be provided, to the Fund pursuant to the Agreement.

Investment Results

The Board received and considered performance information for the Fund. The Board considered short-term and long-term investment results of the Fund over various periods of time as compared to a selection of peer funds and a selected securities index, noting that the Fund outperformed in the 5 and 10 year periods but underperformed in the 1 and 3 year periods. The Board concluded that the Fund’s performance was satisfactory when viewed in the context of its historic investment style, and was consistent with the Fund’s investment approach.

Fee Rates

The Board considered the fee rates paid by the Fund to the Investment Adviser and BBH in light of the nature, extent and quality of the services provided to the Fund. The Board considered the depth and range of services provided pursuant to the Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers. The Board received and considered information comparing the Fund’s investment advisory and administration fee and the Fund’s net total expenses with those of a selection of peer funds. The Board recognized that it is difficult to make comparisons of the fee rate, or of combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds. The Board concluded that the advisory and administration fee appeared to be reasonable in light of the services rendered and was the result of arm’s length negotiations.

Costs of Services Provided and Profitability

The Board reviewed the Investment Adviser and BBH’s profitability data for the Fund for the nine-months ended September 30, 2012, and for the prior two-year period. The data also included the effect of revenue generated by the shareholder servicing, custody, accounting and administration fees paid by the Fund to BBH. The Board reviewed the allocation methods used in preparing the profitability data. The Board also considered the effect of fall-out benefits on the expenses of the Investment Adviser and BBH such as the increased visibility of BBH’s investment management business due to the distribution of the Funds through various broker dealer platforms. The Board focused on profitability of the Investment Adviser and BBH’s

FINANCIAL STATEMENT APRIL 30, 2013	35

BBH LIMITED DURATION FUND
DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2013 (unaudited)

relationships with the Fund before taxes and distribution expenses. The Board concluded that the Investment Adviser and BBH’s profitability were not excessive in light of the nature, extent and quality of services provided to the Fund.

The Board considered other benefits received by BBH and the Investment Adviser as a result of their relationships with the Fund. These other benefits include proprietary research received from brokers that execute the Fund’s purchases and sales of securities, and fees received for being the Fund’s administrator, accounting agent, custodian, and shareholder servicing agent. In light of the costs of providing services pursuant to the Agreement as well as the Investment Adviser and BBH’s commitment to the Fund, the ancillary benefits that the Investment Adviser and BBH received were considered reasonable.

Economies of Scale

The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means. The Board noted that the fee schedule for the Fund contained breakpoints. Based on information they had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints apply. In light of the Fund’s current size and expense structure, the Board concluded that the breakpoints for the Fund were reasonable. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the comparative performance and expense information, and the cost of the services provided and the profits to be realized by the Investment Adviser and BBH.

36

BBH LIMITED DURATION FUND
CONFLICTS OF INTEREST
April 30, 2013 (unaudited)

Certain conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. For example, BBH may act as adviser to private funds with investment strategies similar to the Fund. Those private funds may pay BBH a performance fee in addition to the stated investment advisory fee. In such cases, BBH may have an incentive to allocate certain investment opportunities to the private fund rather than the Fund in order to increase the private fund’s performance and thus improve BBH’s chances of receiving the performance fee. However, BBH has implemented policies and procedures to assure that investment opportunities are allocated equitably between the Fund and other funds and accounts with similar investment strategies.

Other potential conflicts might include conflicts between the Fund and its affiliated and unaffiliated service providers (e.g. conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH provides administrative, custody, shareholder servicing and fund accounting services to the Fund. BBH may have conflicting duties of loyalty while servicing the Fund and/or opportunities to further its own interest to the detriment of the Fund. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. Also, because its advisory fees are calculated by reference to a Fund’s net assets, the Investment Adviser and its affiliates may have an incentive to seek to overvalue certain assets.

Purchases and sales of securities for the Fund may be bunched or aggregated with orders for other BBH client accounts. BBH however is not required to bunch or aggregate orders if portfolio management decisions for different accounts are made separately, or if they determine that bunching or aggregating is not practicable, required or with cases involving client direction.

Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Fund will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Fund. In addition, under certain circumstances, the Fund will not be charged the same commission or commission equivalent rates in connection with a bunched or aggregated order.

FINANCIAL STATEMENT APRIL 30, 2013	37

BBH LIMITED DURATION FUND
CONFLICTS OF INTEREST (continued)
April 30, 2013 (unaudited)

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

From time to time BBH may invest a portion of the assets of its discretionary investment advisory clients in the Fund. That investment by BBH on behalf of its discretionary investment advisory clients in the Fund may be significant at times. Increasing the Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund’s expense ratio. BBH reserves the right to redeem at any time some or all of the shares of the Fund acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Fund by BBH on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s investment flexibility, portfolio diversification and expense ratio.

BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH may benefit from increased amounts of assets under management.

When market quotations are not readily available or are believed by BBH to be unreliable, the Fund’s investments may be valued at fair value by BBH pursuant to procedures adopted by the Fund’s Board of Trustees. When determining an asset’s “fair value,” BBH seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Fund might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH deems relevant at the time of the determination, and may be based on analytical values determined by BBH using proprietary or third party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s net asset value. As a result, the Fund’s sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

BBH, including the Investment Adviser, seeks to meet its fiduciary obligation with respect to all clients including the Fund. BBH has adopted and implemented policies and procedures that seek to manage conflicts. The Investment Adviser monitors a variety of areas, including compliance with fund investment guidelines, review of allocation decisions, the investment in only those securities that have been approved for purchase by an oversight committee, and compliance with the Investment Adviser’s Code of Ethics.

38

BBH LIMITED DURATION FUND
CONFLICTS OF INTEREST (continued)
April 30, 2013 (unaudited)

With respect to the allocation of investment opportunities, BBH has adopted and implemented policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. BBH has structured the portfolio managers’ compensation in a manner it believes is reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

The Trust also manages these conflicts. For example, the Trust has designated a chief compliance officer and has adopted and implemented policies and procedures designed to manage the conflicts identified above and other conflicts that may arise in the course of the Fund’s operations in such a way as to safeguard the Fund from being negatively affected as a result of any such potential conflicts. The Trustees receive regular reports from the Investment Adviser and the Trust’s chief compliance officer on areas of potential conflict.

FINANCIAL STATEMENT APRIL 30, 2013	39

Administrator
Brown Brothers Harriman
140 Broadway
New York, NY 10005

Distributor
ALPS Distributors, InC.
1290 Broadway, Suite 1100
Denver, CO 80203

Shareholder Servicing Agent
Brown Brothers Harriman
140 Broadway
New York, NY 10005
(800) 625-5759

Investment Adviser Brown Brothers Harriman Mutual Fund Advisory Department 140 Broadway New York, NY 10005

To obtain information or make shareholder inquiries:

By telephone:	Call 1-800-575-1265
By E-mail send your request to:	bbhfunds@bbh.com
On the internet:	www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the U.S. Securities and Exchange Commission (“SEC”) a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” Information on Form N-Q is available without charge and upon request by calling the Fund at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC’s website at http://www.sec.gov; and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference Room). You may also access this information from the BBH Funds website at www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

Semi-Annual Report

APRIL 30, 2013

BBH Core Select

BBH CORE SELECT
PORTFOLIO ALLOCATION
April 30, 2013 (unaudited)

SECTOR DIVERSIFICATION

	U.S. $ Value	Percent of Net Assets
Basic Materials	$203,569,139	3.9%
Communications	692,459,520	13.1
Consumer Cyclical	436,966,800	8.3
Consumer Non-Cyclical	1,273,206,528	24.2
Energy	482,286,709	9.2
Financials	1,082,240,811	20.6
Industrials	165,966,050	3.1
Technology	330,604,477	6.3
U.S. Treasury Bills	229,999,770	4.4
Repurchase Agreements	369,500,000	7.0
Liabilities in Excess of Other Assets	(3,392,730)	(0.1)
NET ASSETS	$5,263,407,074	100.0%

All data as of April 30, 2013. The Fund's sector breakdown is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

2

BBH CORE SELECT
PORTFOLIO OF INVESTMENTS
April 30, 2013 (unaudited)

Shares		Value
	COMMON STOCKS (88.7%)
	BASIC MATERIALS (3.9%)
1,796,757	Celanese Corp. (Series A)	$88,777,763
1,004,299	Praxair, Inc.	114,791,376
	Total Basic Materials	203,569,139

	COMMUNICATIONS (13.1%)
6,103,036	Comcast Corp. (Class A)	252,055,387
1,163,481	eBay, Inc.[1]	60,954,769
278,737	Google, Inc. (Class A)[1]	229,838,168
7,027,299	Liberty Media Corp. - Interactive A1	149,611,196
	Total Communications	692,459,520

	CONSUMER CYCLICAL (8.3%)
2,075,018	Bed, Bath & Beyond, Inc.[1]	142,761,238
2,818,707	Target Corp.	198,887,966
1,226,423	Wal-Mart Stores, Inc.	95,317,596
	Total Consumer Cyclical	436,966,800

	CONSUMER NON-CYCLICAL (24.2%)
1,446,824	Automatic Data Processing, Inc.	97,429,128
2,557,571	Baxter International, Inc.	178,697,486
2,089,255	DENTSPLY International, Inc.	88,479,949
1,100,040	Diageo, Plc. ADR	134,424,888
824,649	Henry Schein, Inc.[1]	74,548,269
1,377,307	Johnson & Johnson	117,387,876
3,210,895	Nestle SA ADR	228,712,051
3,130,649	Novartis AG ADR	230,916,670
1,486,725	PepsiCo, Inc.	122,610,211
	Total Consumer Non-Cyclical	1,273,206,528

	ENERGY (9.2%)
1,073,845	EOG Resources, Inc.	130,107,060
1,505,743	Occidental Petroleum Corp.	134,402,620
1,266,164	Schlumberger, Ltd.	94,240,587
3,301,348	Southwestern Energy Co.[1]	123,536,442
	Total Energy	482,286,709

	FINANCIALS (20.6%)
1,903	Berkshire Hathaway, Inc. (Class A)[1]	302,577,000
2,244,563	Chubb Corp.	197,678,663
6,056,463	Progressive Corp.	153,167,949
6,850,416	US Bancorp	227,981,845
5,287,924	Wells Fargo & Co.	200,835,354
	Total Financials	1,082,240,811

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2013	3

BBH CORE SELECT
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2013 (unaudited)

Shares		Value
	COMMON STOCKS (continued)
	INDUSTRIALS (3.1%)
4,049,928	Waste Management, Inc.	$165,966,050
	Total Industrials	165,966,050

	TECHNOLOGY (6.3%)
5,276,094	Microsoft Corp.	174,638,711
2,531,090	QUALCOMM, Inc.	155,965,766
	Total Technology	330,604,477
	TOTAL COMMON STOCKS (Identified cost $3,840,354,433)	4,667,300,034

Principal Amount		Maturity Date	Interest Rate
	U.S. TREASURY BILLS (4.4%)
$230,000,000	U.S. Treasury Bill[2,3]	05/02/13	0.053%	229,999,770
	Total U.S. Treasury Bills
	(Identified cost $229,999,660)			229,999,770

	REPURCHASE AGREEMENTS (7.0%)
150,000,000	BNP Paribas SA (Agreement dated
	04/30/2013 collateralized by U.S.
	Treasury Bond 0.25%, due 11/30/2014,
	par value $152,749,500)	05/01/13	0.120%	150,000,000
219,500,000	Deutsche Bank AG (Agreement dated
	04/30/2013 collateralized by U.S.
	Treasury Bond 0.25%, due 02/28/2014,
	par value $223,580,000)	05/01/13	0.130%	219,500,000
	Total Repurchase Agreements
	(Identified cost $369,500,000)			369,500,000

TOTAL INVESTMENTS (Identified cost $4,439,854,093)[4]			100.1%	$5,266,799,804
LIABILITIES IN EXCESS OF OTHER ASSETS			(0.1)	(3,392,730)
NET ASSETS			100.0%	$5,263,407,074

[1]	Non-income producing security.
[2]	Coupon represents a weighted average yield.
[3]	Coupon represents a yield to maturity.
[4]	The aggregate cost for federal income tax purposes is $4,439,854,093, the aggregate gross unrealized appreciation is $826,945,711 and the aggregate gross unrealized depreciation is $–, resulting in net unrealized appreciation of $826,945,711.

Abbreviations:

ADR – American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

4

BBH CORE SELECT
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2013 (unaudited)

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

—	Level 1 – (unadjusted) quoted prices in active markets for identical investments.
—	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2013	5

BBH CORE SELECT
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2013 (unaudited)

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations, listed equities and over-the-counter derivatives. As level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities. As observable prices are not available for these securities, valuation techniques are used to derive fair value.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2013.

Investments, at value	(Unadjusted) Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of April 30, 2013
Basic Materials	$203,569,139	$–	$–	$203,569,139
Communications	692,459,520	–	–	692,459,520
Consumer Cyclical	436,966,800	–	–	436,966,800
Consumer Non-Cyclical	1,273,206,528	–	–	1,273,206,528
Energy	482,286,709	–	–	482,286,709
Financials	1,082,240,811	–	–	1,082,240,811
Industrials	165,966,050	–	–	165,966,050
Technology	330,604,477	–	–	330,604,477
U.S. Treasury Bills	–	229,999,770	–	229,999,770
Repurchase Agreement	–	369,500,000	–	369,500,000
Total	$4,667,300,034	$599,499,770	$–	$5,266,799,804

*	The Fund's policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 as of April 30, 2013, based on the valuation input levels on October 31, 2012.

The accompanying notes are an integral part of these financial statements.

6

BBH CORE SELECT
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2013 (unaudited)

ASSETS:
Investments in securities, at value (Identified cost $4,070,354,093)	$4,897,299,804
Repurchase agreements (Identified cost $369,500,000)	369,500,000
Cash	2,619,410
Receivables for:
Shares sold	8,356,530
Dividends	7,204,890
Investment advisory and administrative fees waiver reimbursement	383,264
Interest	1,293
Prepaid assets	8,801
Total Assets	5,285,373,992
LIABILITIES:
Payables for:
Investments purchased	15,618,820
Investment advisory and administrative fees	3,337,584
Shares redeemed	1,686,163
Shareholder servicing fees	1,042,995
Distribution fees	71,302
Custody and fund accounting fees	66,272
Professional fees	43,420
Dividends declared	18
Accrued expenses and other liabilities	100,344
Total Liabilities	21,966,918

NET ASSETS	$5,263,407,074
Net Assets Consist of:
Paid-in capital	$4,371,965,814
Undistributed net investment income	14,919,681
Accumulated net realized gain on investments in securities	49,575,868
Net unrealized appreciation/(depreciation) on investments in securities	826,945,711
Net Assets	$5,263,407,074
NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS N SHARES
($4,908,675,258 ÷ 251,957,008 shares outstanding)	$19.48
RETAIL CLASS SHARES
($354,731,816 ÷ 27,575,804 shares outstanding)	$12.86

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2013	7

BBH CORE SELECT
STATEMENT OF OPERATIONS
For the six months ended April 30, 2013 (unaudited)

NET INVESTMENT INCOME:
Income:
Dividends (net of foreign withholding taxes of $2,096,067)	$44,997,951
Interest and other income	225,576
Total Income	45,223,527
Expenses:
Investment advisory and administrative fees	16,801,505
Shareholder servicing fees	5,250,470
Distribution fees	416,738
Custody and fund accounting fees	301,200
Transfer agent fees	216,624
Board of Trustees’ fees	48,771
Professional fees	30,473
Miscellaneous expenses	344,614
Total Expenses	23,410,395
Expense offset arrangement	(1,174)
Investment advisory and administrative fees waiver	(2,016,810)
Net Expenses	21,392,411
Net Investment Income	23,831,116

NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments in securities	49,714,701
Net change in unrealized appreciation/(depreciation) on
investments in securities	483,956,448
Net Realized and Unrealized Gain	533,671,149
Net Increase in Net Assets Resulting from Operations	$557,502,265

The accompanying notes are an integral part of these financial statements.

8

BBH CORE SELECT
STATEMENTS OF CHANGES IN NET ASSETS

	For the six months ended April 30, 2013 (unaudited)	For the year ended October 31, 2012
INCREASE IN NET ASSETS:
Operations:
Net investment income	$23,831,116	$11,697,682
Net realized gain on investments in securities	49,714,701	49,028,320
Net change in unrealized appreciation/(depreciation)
on investments in securities	483,956,448	246,390,832
Net increase in net assets resulting
from operations	557,502,265	307,116,834
Dividends and distributions declared:
From net investment income:
Class N	(18,092,925)	(4,275,899)
Retail Class	(1,134,306)	(1,053,704)
From net realized gains:
Class N	(43,389,167)	(10,156,709)
Retail Class	(5,651,933)	(3,114,913)
Total dividends and distributions declared	(68,268,331)	(18,601,225)
Share transactions:
Proceeds from sales of shares	1,722,823,170	2,758,236,879
Net asset value of shares issued to shareholders
for reinvestment of dividends and distributions	52,357,694	17,905,795
Proceeds from short-term redemption fees	20,091	62,466
Cost of shares redeemed	(317,702,062)	(742,113,834)
Net increase in net assets resulting from
share transactions	1,457,498,893	2,034,091,306
Total increase in net assets	1,946,732,827	2,322,606,915

NET ASSETS:
Beginning of year	3,316,674,247	994,067,332
End of period (including undistributed net investment
income of $14,919,681 and $10,315,796, respectively)	$5,263,407,074	$3,316,674,247

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2013	9

BBH CORE SELECT
FINANCIAL HIGHLIGHTS

Selected per share data and ratios for a Class N share outstanding throughout each period.

	For the six months ended April 30, 2013 (unaudited)	For the years ended October 31,
		2012	2011	2010	2009	2008
Net asset value, beginning
of period	$17.46	$15.07	$13.91	$11.93	$10.71	$13.71
Income from investment operations:
Net investment income[1]	0.10	0.10	0.12	0.07	0.06	0.01
Net realized and unrealized
gain (loss)	2.25	2.54	1.15	1.96	1.25	(2.99)
Total income (loss) from
investment operations	2.35	2.64	1.27	2.03	1.31	(2.98)
Less dividends and distributions:
From net investment income	(0.10)	(0.07)	(0.07)	(0.05)	(0.02)	(0.02)
From net realized gains	(0.23)	(0.18)	(0.04)	–	(0.07)	–
Total dividends and
distributions	(0.33)	(0.25)	(0.11)	(0.05)	(0.09)	(0.02)
Net asset value, end of period	$19.48	$17.46	$15.07	$13.91	$11.93	$10.71
Total return	13.68%	17.86%	9.19%	17.11%	12.44%	(21.76)%
Ratios/Supplemental data:
Net assets, end of period
(in millions)	$4,909	$3,049	$809	$362	$237	$166
Ratio of expenses to average net
assets before reductions	1.09%[2]	1.12%	1.14%	1.18%	1.21%	1.18%
Fee waiver	0.09%[2,3]	0.12%[3]	0.13%[3]	0.06%	0.00%	0.00%
Expense offset arrangement	0.00%[2,4]	0.00%[4]	0.01%	0.01%	0.02%	0.02%
Ratio of expenses to average net
assets after reductions	1.00%[2]	1.00%	1.00%	1.11%	1.19%	1.16%
Ratio of net investment income
to average net assets	1.16%[2]	0.63%	0.85%	0.55%	0.61%	0.14%
Portfolio turnover rate	6%	14%	17%	19%	15%	31%

[1]	Calculated using average shares outstanding for the period.
[2]	Annualized.
[3]	The ratio of expenses to average net assets for the six months ended April 30, 2013 and the fiscal years ended October 31, 2012, 2011 and 2010, reflect fees reduced as result of a contractual operating expense limitation of the Fund to 1.00%. The agreement is effective for the period beginning on July 14, 2010 and will terminate on March 1, 2014, unless it is renewed by all parties to the agreement. For the six months ended April 30, 2013 and the fiscal years ended October 31, 2012, 2011 and 2010, the waived fees were $1,741,260, $1,853,202, $793,607 and $177,639, respectively.
[4]	Less than 0.01%.

The accompanying notes are an integral part of these financial statements.

10

BBH CORE SELECT
FINANCIAL HIGHLIGHTS (continued)

Selected per share data and ratios for a Class R share outstanding throughout each period.

	For the six months ended April 30, 2013 (unaudited)	For the year ended October 31, 2012	For the period from March 25, 2011 (commencement of operations) to October 31, 2011
Net asset value, beginning of period	$11.61	$10.11	$10.00
Income from investment operations:
Net investment income[1]	0.05	0.05	0.02
Net realized and unrealized gain	1.48	1.69	0.09
Total income from investment operations	1.53	1.74	0.11
Less dividends and distributions:
From net investment income	(0.05)	(0.06)	–
From net realized gains	(0.23)	(0.18)	–
Total dividends and distributions	(0.28)	(0.24)	–
Net asset value, end of period	$12.86	$11.61	$10.11
Total return	13.45%	17.64%	1.10%

Ratios/Supplemental data:
Net assets, end of period (in millions)	$355	$267	$185
Ratio of expenses to average net assets
before reductions	1.43%[2]	1.43%	1.59%[2]
Fee waiver	0.18%[2,3]	0.18%	0.33%[2,3]
Expense offset arrangement	0.00%[2,4]	0.00%[4]	0.01%[2]
Ratio of expenses to average net assets
after reductions	1.25%[2]	1.25%	1.25%[2]
Ratio of net investment income to average
net assets	0.91%[2]	0.50%	0.37%[2]
Portfolio turnover rate	6%	14%	17%[5]

[1]	Calculated using average shares outstanding for the period.
[2]	Annualized.
[3]	The ratio of expenses to average net assets for period ended April 30, 2013, reflect fees reduced as result of a contractual operating expense limitation of the Fund to 1.00%. The agreement is effective for the period beginning on July 14, 2010 and will terminate on March 1, 2014, unless it is renewed by all parties to the agreement. For the six months ended April 30, 2013, the fiscal year ended October 31, 2012 and the period ended October 31, 2011, the waived fees were $275,550, $633,118 and $133,178, respectively.
[4]	Less than 0.01%
[5]	Represents Fund portfolio turnover for the twelve months ended October 31, 2011.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2013	11

BBH CORE SELECT
NOTES TO FINANCIAL STATEMENTS
April 30, 2013 (unaudited)

1.	Organization. The Fund is a separate, non-diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on November 2, 1998. On February 20, 2001, the Board of Trustees (“Board”) of the Trust reclassified the Fund’s outstanding shares as “Class N”. On October 1, 2010, the Board established a new class of shares designated as “Retail Class”, which commenced operations on March 25, 2011. Neither Class N shares nor Retail Class shares convert to any other share class of the Fund. Effective November 30, 2012, subject to certain exceptions, the Fund is closed to new investors. See the Fund’s prospectus for details. As of April 30, 2013, there were five series of the Trust.
2.	Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The following summarizes significant accounting policies of the Fund:
A.	Valuation of Investments. (1) The value of investments listed on a securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board; (4) short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless this is determined not to represent fair value by the Board.
B.	Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received. Distributions received on securities that represent a return of capital or a capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued daily. Investment income is recorded net of any foreign taxes withheld where recovery of such tax is uncertain.
12

BBH CORE SELECT
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2013 (unaudited)

C.	Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are apportioned amongst each fund in the Trust equally. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
D.	Repurchase Agreements. The Fund may enter into repurchase agreements. Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price normally is in excess of the purchase price, reflecting an agreed upon interest rate. The rate is effective for the period of time that assets of the Fund are invested in the agreement and is not related to the coupon rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the investment adviser. The Fund’s custodian or sub-custodian will take possession of the securities subject to repurchase agreements. The investment adviser, custodian or sub-custodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price. Repurchase agreements are subject to credit risks. Information regarding repurchase agreements held by the Fund is included in the Portfolio of Investments.
E.	Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified on the Statement of Assets & Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification (“ASC”) 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of April 30, 2013, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations.

FINANCIAL STATEMENT APRIL 30, 2013	13

BBH CORE SELECT
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2013 (unaudited)

During the six months ended April 30, 2013, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years.

F.	Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, if any, are paid annually and are recorded on the ex-dividend date. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date.

The tax character of distributions paid during the fiscal years ended October 31, 2012 and 2011, respectively, were as follows:

Distributions paid from:
	Ordinary income	Net long-term capital gain	Long-term distribution adjustment	Total taxable distributions	Tax return of capital	Total distributions paid
2012:	$6,132,108	$12,469,117	–	$18,601,225	–	$18,601,225
2011:	2,615,790	1,269,835	–	3,885,625	–	3,885,625

As of October 31, 2012 and 2011, respectively, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Components of accumulated earnings/(deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated earnings	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total accumulated earnings/ (deficit)
2012:	$10,315,796	$49,024,436	$59,340,232	–	–	$342,867,094	$402,207,326
2011:	4,750,222	12,462,104	17,212,326	–	–	96,479,391	113,691,717

The Fund did not have a net capital loss carry forward at October 31, 2012.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and they will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses.

Total distributions paid may differ from the amount shown in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

14

BBH CORE SELECT
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2013 (unaudited)

To the extent future capital gains are offset by capital loss carry forwards such gains will not be distributed.

G.	Use of Estimates. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from these estimates.
3.	Recent Accounting Pronouncements. In January 2013, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.” This update was issued to narrow the broad scope of ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” which was issued in December 2011. This update requires an entity to disclose both gross and net information for derivatives and other financial instruments that are either offset in the statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The required disclosures for both pronouncements are effective for annual reporting periods starting from January 1, 2013 and interim periods within those annual periods and apply retrospectively for all periods being reported. The Fund expects to adopt these new disclosure requirements for the October 31, 2013 annual report. Management is currently evaluating the adoption of these ASUs on the Fund’s financial statements and note disclosures.
4.	Fees and Other Transactions with Affiliates.
A.	Investment Advisory and Administrative Fees. Effective June 12, 2007, under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) provides investment advisory and portfolio management services to the Fund. BBH also provides administrative services to the Fund. The Fund pays a combined fee for investment advisory and administrative services calculated daily and paid monthly at an annual rate equivalent to 0.80% of the Fund’s average daily net assets. For the six months ended April 30, 2013, the Fund incurred $16,801,505 under the Agreement.
B.	Investment Advisory and Administrative Fee Waivers. Effective July 14, 2010, the SID contractually agreed to limit the annual fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business and for Retail Class, amounts payable pursuant to any plan adopted in accordance with Rule 12b-1) of Class N and Retail Class to 1.00%. The agreement will terminate on March 1, 2014, unless it is renewed by all
FINANCIAL STATEMENT APRIL 30, 2013	15

BBH CORE SELECT
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2013 (unaudited)

parties to the agreement. The agreement may only be terminated during its term with approval of the Fund’s Board of Trustees. For the six months ended April 30, 2013, the SID waived fees in the amount of $1,741,260 and $275,550 for Class N and Retail Class, respectively.

C.	Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH. BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.25% of Class N and Retail Class shares’ average daily net assets. For the six months ended April 30, 2013, the Fund incurred shareholder servicing fees in the amount of $4,860,770 and $389,700 for Class N and Retail Class, respectively.
D.	Distribution (12b-1) Fees. The Fund has adopted a distribution plan pursuant to Rule 12b-1 for Retail Class shares that allows the Fund to pay distribution and other fees for the sale of its shares and for services provided to shareholders. Because these fees are paid out of the Fund’s assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum annual distribution fee for Retail Class shares is 0.25% of the average daily net assets of the Retail Class shares of the Fund. With this agreement, it is anticipated that total operating expenses for Retail Class shares will be 1.25% of the average daily net assets. For the six months ended April 30, 2013, Retail Class shares of the Fund incurred $390,205 for Distribution (12b-1) Fees.
E.	Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and incurred monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction based fee. The fund accounting fee is an asset based fee calculated at 0.04% per annum on the first $100,000,000 of average daily net assets and 0.02% per annum on the next $400,000,000 of average daily net assets and 0.01% per annum on all average daily net assets over $500,000,000. Effective April 1, 2013, the custody and fund accounting fee schedule was revised to reflect reduced rates. The custody fee continues to be an asset and transaction based fee. The fund accounting fee was revised from a tiered fee schedule to a single rate of 0.004% of the Fund’s net asset value. For the six months ended April 30, 2013, the Fund incurred $301,200 in custody and fund accounting fees. These fees for the Fund were reduced by $1,174 as a result of an expense offset arrangement with the Fund’s custodian. The credit amount (if any) is disclosed in the Statement of Operations as a reduction to the Fund’s expenses. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the Federal Funds overnight investment rate on the day of the overdraft. The total interest incurred by the Fund for the six months ended April 30, 2013, was $257.
16

BBH CORE SELECT
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2013 (unaudited)

F.	Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2013, the Fund incurred $48,771 in non-interested Trustee compensation and reimbursements.
5.	Investment Transactions. For the six months ended April 30, 2013, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, were $1,351,980,780 and $231,793,563, respectively.
6.	Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class N and Retail Class shares of beneficial interest at no par value. Transactions in Class N and Retail Class shares were as follows:
	For the six months ended April 30, 2013 (unaudited)		For the year ended October 31, 2012
	Shares	Dollars	Shares	Dollars
Class N
Shares sold	89,439,734	$1,624,464,332	135,774,669	$2,254,711,799
Shares issued in connection
with reinvestments of
dividends	2,639,087	45,602,627	952,018	13,747,144
Proceeds from short-term
redemption fees	NA	14,975	NA	56,066
Shares redeemed	(14,737,510)	(266,063,885)	(15,812,605)	(252,722,028)
Net increase	77,341,311	$1,404,018,049	120,914,082	$2,015,792,981
Retail Class
Shares sold	8,228,516	$98,358,838	46,672,538	$503,525,080
Shares issued in connection
with reinvestments of
dividends	591,512	6,755,067	432,292	4,158,651
Proceeds from short-term
redemption fees	NA	5,116	NA	6,400
Shares redeemed	(4,279,569)	(51,638,177)	(42,346,156)	(489,391,806)
Net increase	4,540,459	$53,480,844	4,758,674	$18,298,325

FINANCIAL STATEMENT APRIL 30, 2013	17

BBH CORE SELECT
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2013 (unaudited)

7.	Principal Risk Factors and Indemnifications.
A.	Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund (investment risk). In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to assumption of large positions in securities of a small number of issuers (non-diversification risk), or certain risks associated with investing in foreign securities not present in domestic investments (foreign investment risk). The value of securities held by the Fund may fall due to changing economic, political, regulatory or market conditions, or due to a company’s or issuer’s individual situation (market risk). The Fund is actively managed and the decisions by the Investment Adviser may cause the Fund to incur losses or miss profit opportunities (management risk). Price movements may occur due to factors affecting individual companies, such as the issuance of an unfavorable earnings report, or other events affecting particular industries or the equity markets as a whole (equity securities risk). The Fund’s Shareholders may be adversely impacted by asset allocation decisions made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (shareholder concentration risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B.	Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.
8.	Subsequent Events.

Management has evaluated events and transactions that may have occurred since April 30, 2013 through the date the financial statements were issued, that would merit recognition or additional disclosure in the financial statements.

18

BBH CORE SELECT
DISCLOSURE OF FUND EXPENSES
April 30, 2013 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution 12b-1 fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% Hypothetical Example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

FINANCIAL STATEMENT APRIL 30, 2013	19

BBH CORE SELECT
DISCLOSURE OF FUND EXPENSES (continued)
April 30, 2013 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period November 1, 2012 to April 30, 2013[1]
Class N
Actual	$1,000	$1,137	$5.30
Hypothetical[2]	$1,000	$1,020	$5.01

	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period November 1, 2012 to April 30, 2013[1]
Retail Class
Actual	$1,000	$1,135	$6.62
Hypothetical[2]	$1,000	$1,019	$6.26

[1]	Expenses are equal to the Fund’s annualized expense ratio of 1.00% and 1.25% for Class N and Retail Class shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
[2]	Assumes a return of 5% before expenses. For the purposes of the calculation, the applicable annualized expense ratio for each class of shares is subtracted from the assumed return before expenses.
20

BBH CORE SELECT
DISCLOSURE OF ADVISOR SELECTION
April 30, 2013 (unaudited)

Board Approval of Investment Advisory and Administrative Services Agreement

The 1940 Act requires that the continuance of a fund’s investment advisory agreements must be approved annually both by a fund’s board of trustees and by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board, a majority of whom are Independent Trustees, held an in person meeting on December 5, 2012, to consider whether to renew the Investment Advisory and Administrative Services Agreement (the “Agreement”) between the Trust and the Investment Adviser with respect to the existing funds in the Trust, including the Fund. In approving the renewal of the Agreement with respect to the Fund for an additional one year term, the Board determined that the terms of the Agreement were fair and reasonable.

Both in the meeting specifically held to address the continuance of the Agreement and at other meetings during the course of the year, the Board requested and received a variety of materials provided by the Investment Adviser and BBH, including information about personnel, operations and Fund performance. The Board received a memorandum from Counsel to the Trust (“Fund Counsel”) regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Board met in executive session outside the presence of Fund management.

The following is a summary of the factors the Board considered in making its determination to approve continuance of the Agreement. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Agreement, and individual Trustees may have given different weight to various factors. The Board reviewed these factors with Fund Counsel.

Nature, Extent and Quality of Services

The Board noted that, under the Agreement and with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, is responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies. The Board received and considered information, during the in person meeting held on December 5, 2012, and during the past year, regarding the nature, extent and quality of services provided to the Fund by the Investment Adviser including portfolio management, supervision of operations and compliance and regulatory filings, disclosures to Fund shareholders, general oversight of service providers, assisting the Board, including the Independent Trustees, in their capacity as Trustees, CCO services for the Trust and other services. The Board considered the resources of the Investment Adviser and BBH dedicated to the Fund noting that BBH also provides administrative, custody, accounting and shareholder services to the Fund.

FINANCIAL STATEMENT APRIL 30, 2013	21

BBH CORE SELECT
DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2013 (unaudited)

The Board considered the scope and quality of services provided by the Investment Adviser under the Agreement. The Board also considered brokerage policies and practices, the standards applied in seeking best execution and policies and practices regarding soft dollars. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the policies and practices followed by BBH and the Investment Adviser. In addition, the Board received reports on the foregoing topics at other meetings held during the year. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided, and expected to be provided, to the Fund pursuant to the Agreement.

Investment Results

The Board received and considered performance information for the Fund. The Board considered short-term and long-term investment results of the Fund over various periods of time as compared to a selection of peer funds and a selected securities index, noting that the Fund outperformed in the 1, 3, 5 and 10 year periods. In addition, the Board received detailed performance information for the Fund at other meetings held during the year. The Board noted the Fund’s five star Morningstar ranking and concluded that the Fund’s performance was very strong when viewed in the context of its historic investment style, and was consistent with the Fund’s investment approach.

Fee Rates

The Board considered the fee rates paid by the Fund to the Investment Adviser and BBH in light of the nature, extent and quality of the services provided to the Fund. The Board also considered and reviewed the fee waiver arrangement that was in place for the Fund and considered the actual fee rates, after taking into account the waiver. The Board considered the depth and range of services provided pursuant to the Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers. The Board received and considered information comparing the Fund’s investment advisory and administration fee and the Fund’s net total expenses with those of a selection of peer funds. The Board recognized that it is difficult to make comparisons of the fee rate, or of combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds. The Board concluded that the advisory and administration fee appeared to be reasonable in light of the services rendered and was the result of arm’s length negotiations.

Costs of Services Provided and Profitability

The Board reviewed the Investment Adviser and BBH’s profitability data for the Fund for the nine-months ended September 30, 2012, and for the prior two-year period. The data also included the effect of revenue generated by the shareholder servicing, custody, accounting and administration fees paid by the Fund to BBH. The Board reviewed the allocation methods used in preparing the profitability data. The Board also considered the effect of fall-out benefits on the expenses of the Investment Adviser and BBH such as the

22

BBH CORE SELECT
DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2013 (unaudited)

increased visibility of BBH’s investment management business due to the distribution of the Funds through various broker dealer platforms as well as the research services acquired by BBH through soft dollars. The Board focused on profitability of the Investment Adviser and BBH’s relationships with the Fund before taxes and distribution expenses. The Board concluded that the Investment Adviser and BBH’s profitability were not excessive in light of the nature, extent and quality of services provided to the Fund.

The Board considered other benefits received by BBH and the Investment Adviser as a result of their relationships with the Fund. These other benefits include proprietary research received from brokers that execute the Fund’s purchases and sales of securities, and fees received for being the Fund’s administrator, accounting agent, custodian, and shareholder servicing agent. In light of the costs of providing services pursuant to the Agreement as well as the Investment Adviser and BBH’s commitment to the Fund, the ancillary benefits that the Investment Adviser and BBH received were considered reasonable.

Economies of Scale

The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including fee waivers by the Investment Adviser. The Board noted that the fee schedule for the Fund does not contain breakpoints. Based on information they had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. In light of the Fund’s current size and expense structure, the Board concluded that it was unnecessary at this time to consider breakpoints with respect to the Fund. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the comparative performance and expense information, and the cost of the services provided and the profits to be realized by the Investment Adviser and BBH.

FINANCIAL STATEMENT APRIL 30, 2013	23

BBH CORE SELECT
CONFLICTS OF INTEREST
April 30, 2013 (unaudited)

Conflicts of Interest

Certain conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. For example, BBH may act as adviser to private funds with investment strategies similar to the Fund. Those private funds may pay BBH a performance fee in addition to the stated investment advisory fee. In such cases, BBH may have an incentive to allocate certain investment opportunities to the private fund rather than the Fund in order to increase the private fund’s performance and thus improve BBH’s chances of receiving the performance fee. However, BBH has implemented policies and procedures to assure that investment opportunities are allocated equitably between the Fund and other funds and accounts with similar investment strategies.

Other potential conflicts might include conflicts between the Fund and its affiliated and unaffiliated service providers (e.g. conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH provides administrative, custody, shareholder servicing and fund accounting services to the Fund. BBH may have conflicting duties of loyalty while servicing the Fund and/or opportunities to further its own interest to the detriment of the Fund. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. Also, because its advisory fees are calculated by reference to a Fund’s net assets, the Investment Adviser and its affiliates may have an incentive to seek to overvalue certain assets.

Purchases and sales of securities for the Fund may be bunched or aggregated with orders for other BBH client accounts. BBH however is not required to bunch or aggregate orders if portfolio management decisions for different accounts are made separately, or if they determine that bunching or aggregating is not practicable, required or with cases involving client direction.

Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Fund will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Fund. In addition, under certain circumstances, the Fund will not be charged the same commission or commission equivalent rates in connection with a bunched or aggregated order.

24

BBH CORE SELECT
CONFLICTS OF INTEREST (continued)
April 30, 2013 (unaudited)

The Investment Adviser may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or other appropriate services which provide, in the Investment Adviser’s view, appropriate assistance to the Investment Adviser in the investment decision-making process (including with respect to futures, fixed-price offerings and over-the-counter transactions). The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Investment Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Research or other services obtained in this manner may be used in servicing any or all of the Funds and other BBH client accounts, including in connection with BBH client accounts that do not pay commissions to the broker related to the research or other service arrangements. Such products and services may disproportionately benefit other BBH client accounts relative to the Fund based on the amount of brokerage commissions paid by the Fund and such other BBH client accounts. For example, research or other services that are paid for through one client’s commissions may not be used in managing that client’s account. In addition, other BBH client accounts may receive the benefit, including disproportionate benefits, of economies of scale or price discounts in connection with products and services that may be provided to the Fund and to such other BBH client accounts. To the extent that BBH uses soft dollars, it will not have to pay for those products and services itself.

BBH may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that BBH receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by BBH

BBH may endeavor to execute trades through brokers who, pursuant to such arrangements, provide research or other services in order to ensure the continued receipt of research or other services BBH believes are useful in its investment decision-making process. BBH may from time to time choose not to engage in the above described arrangements to varying degrees. BBH may also enter into commission sharing arrangements under which BBH may execute transactions through a broker-dealer, and request that the broker-dealer allocate a portion of the commissions or commission credits to another firm that provides research to BBH To the extent that BBH engages in commission sharing arrangements, many of the same conflicts related to traditional soft dollars may exist.

FINANCIAL STATEMENT APRIL 30, 2013	25

BBH CORE SELECT
CONFLICTS OF INTEREST (continued)
April 30, 2013 (unaudited)

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

From time to time BBH may invest a portion of the assets of its discretionary investment advisory clients in the Fund. That investment by BBH on behalf of its discretionary investment advisory clients in the Fund may be significant at times. Increasing the Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund’s expense ratio. BBH reserves the right to redeem at any time some or all of the shares of the Fund acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Fund by BBH on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s investment flexibility, portfolio diversification and expense ratio.

BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH may benefit from increased amounts of assets under management.

When market quotations are not readily available or are believed by BBH to be unreliable, the Fund’s investments may be valued at fair value by BBH pursuant to procedures adopted by the Fund’s Board of Trustees. When determining an asset’s “fair value,” BBH seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Fund might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH deems relevant at the time of the determination, and may be based on analytical values determined by BBH using proprietary or third party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s net asset value. As a result, the Fund’s sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

BBH, including the Investment Adviser, seeks to meet its fiduciary obligation with respect to all clients including the Fund. BBH has adopted and implemented policies and procedures that seek to manage conflicts. The Investment Adviser monitors a variety of areas, including compliance with fund investment guidelines, review of allocation decisions, the investment in only those securities that have been approved for purchase by an oversight committee, and compliance with the Investment Adviser’s Code of Ethics.

26

BBH CORE SELECT
CONFLICTS OF INTEREST (continued)
April 30, 2013 (unaudited)

With respect to the allocation of investment opportunities, BBH has adopted and implemented policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. BBH has structured the portfolio managers’ compensation in a manner it believes is reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

The Trust also manages these conflicts. For example, the Trust has designated a chief compliance officer and has adopted and implemented policies and procedures designed to manage the conflicts identified above and other conflicts that may arise in the course of the Fund’s operations in such a way as to safeguard the Fund from being negatively affected as a result of any such potential conflicts. The Trustees receive regular reports from the Investment Adviser and the Trust’s chief compliance officer on areas of potential conflict.

FINANCIAL STATEMENT APRIL 30, 2013	27

Administrator
Brown Brothers Harriman
140 Broadway
New York, NY 10005

Distributor
ALPS Distributors, INC.
1290 Broadway, Suite 1100
Denver, CO 80203

Shareholder Servicing Agent
Brown Brothers Harriman
140 Broadway
New York, NY 10005
(800) 625-5759

Investment Adviser Brown Brothers Harriman Mutual Fund Advisory Department 140 Broadway New York, NY 10005

To obtain information or make shareholder inquiries:

By telephone:	Call 1-800-575-1265
By E-mail send your request to:	bbhfunds@bbh.com
On the internet:	www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC’s website at http://www.sec.gov; and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference Room). You may also access this information from the BBH Funds website at www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available upon request by calling the toll-free number listed above. This information is also available from the Edgar database on the SEC’s website at www.sec.gov.

Semi-Annual Report

APRIL 30, 2013

BBH Global Core Select

BBH GLOBAL CORE SELECT
PORTFOLIO ALLOCATION
April 30, 2013 (unaudited)

COUNTRY DIVERSIFICATION

	U.S. $ Value	Percent of Net Assets
Canada	$966,776	4.9%
France	1,262,100	6.4
Germany	1,138,503	5.8
Norway	398,251	2.0
Sweden	408,973	2.1
Switzerland	2,547,053	12.9
United Kingdom	1,985,438	10.1
United States	9,380,208	47.5
Cash and Other Assets in Excess of Liabilities	1,637,971	8.3
NET ASSETS	$19,725,273	100.0%

All data as of April 30, 2013. The BBH Global Core Select’s (the “Fund”) country diversification is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

2

BBH GLOBAL CORE SELECT
PORTFOLIO ALLOCATION (continued)
April 30, 2013 (unaudited)

SECTOR DIVERSIFICATION

	U.S. $ Value	Percent of Net Assets
Basic Materials	$1,644,655	8.3%
Communications	2,881,860	14.6
Consumer Cyclical	2,024,298	10.3
Consumer Non-Cyclical	5,480,780	27.8
Energy	2,647,228	13.4
Financial	1,804,241	9.2
Technology	1,604,240	8.1
Cash and Other Assets in Excess of Liabilities	1,637,971	8.3
NET ASSETS	$19,725,273	100.0%

All data as of April 30, 2013. The Fund’s sector diversification is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2013	3

BBH GLOBAL CORE SELECT
PORTFOLIO OF INVESTMENTS
April 30, 2013 (unaudited)

Shares		Value
	COMMON STOCKS (91.7%)
	CANADA (4.9%)
	ENERGY
18,500	ARC Resources Ltd.	$517,210

	FINANCIAL
7,375	Intact Financial Corp.	449,566
	Total Canada	966,776

	FRANCE (6.4%)
	COMMUNICATIONS
23,300	JCDecaux S.A.	641,832

	CONSUMER NON-CYCLICAL
5,775	Sanofi	620,268
	Total France	1,262,100

	GERMANY (5.8%)
	BASIC MATERIALS
3,100	Brenntag AG	528,691

	ENERGY
8,000	Fuchs Petrolub AG	609,812
	Total Germany	1,138,503

	NORWAY (2.0%)
	ENERGY
11,100	TGS Nopec Geophysical Co. ASA	398,251
	Total Norway	398,251

	SWEDEN (2.1%)
	FINANCIAL
9,000	Svenska Handelsbanken AB (Class A)	408,973
	Total Sweden	408,973

The accompanying notes are an integral part of these financial statements.

4

BBH GLOBAL CORE SELECT
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2013 (unaudited)

Shares		Value
	SWITZERLAND (12.9%)
	CONSUMER NON-CYCLICAL
14,225	Nestle SA	$1,016,550
14,275	Novartis AG	1,061,464
3,575	Straumann Holding AG	469,039
	Total Switzerland	2,547,053

	UNITED KINGDOM (10.1%)
	COMMUNICATIONS
30,100	Pearson, Plc.	547,991

	CONSUMER NON-CYCLICAL
16,100	Diageo, Plc.	491,546
4,200	Reckitt Benckiser Group, Plc.	306,987
112,200	Tesco, Plc.	638,914
		1,437,447
	Total United Kingdom	1,985,438

	UNITED STATES (47.5%)
	BASIC MATERIALS
9,400	Celanese Corp. (Class A)	464,454
5,700	Praxair, Inc.	651,510
		1,115,964

	COMMUNICATIONS
1,396	Google, Inc. (Class A)[1]	1,151,100
15,625	Nielsen Holdings NV	540,937
		1,692,037

	CONSUMER CYCLICAL
9,800	Bed, Bath & Beyond, Inc.[1]	674,240
12,800	Target Corp.	903,168
5,750	Wal-Mart Stores, Inc.	446,890
		2,024,298

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2013	5

BBH GLOBAL CORE SELECT
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2013 (unaudited)

Shares			Value
	UNITED STATES (continued)
	CONSUMER NON-CYCLICAL
8,200	Baxter International, Inc.		$572,934
3,675	PepsiCo, Inc.		303,078
			876,012

	ENERGY
8,025	Occidental Petroleum Corp.		716,311
5,450	Schlumberger, Ltd.		405,644
			1,121,955

	FINANCIAL
24,900	Wells Fargo & Co.		945,702

	TECHNOLOGY
26,825	Microsoft Corp.		887,907
11,625	QUALCOMM, Inc.		716,333
			1,604,240
	Total United States		9,380,208
	Total Common Stocks (Identified cost $16,206,908)		18,087,302

TOTAL INVESTMENTS (Identified cost $16,206,908)[2]		91.7%	$18,087,302
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES		8.3	1,637,971
NET ASSETS		100.0%	$19,725,273

[1]	Non-income producing security.
[2]	The aggregate cost for federal income tax purposes is $16,206,908 the aggregate gross unrealized appreciation is $1,972,941 and the aggregate gross unrealized depreciation is (92,547), resulting in net unrealized appreciation(depreciation) of $1,880,394.

The accompanying notes are an integral part of these financial statements.

6

BBH GLOBAL CORE SELECT
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2013 (unaudited)

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

—	Level 1 – (unadjusted) quoted prices in active markets for identical investments.
—	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2013	7

BBH GLOBAL CORE SELECT
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2013 (unaudited)

Financial assets within level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations, listed equities and over-the-counter derivatives. As level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities. As observable prices are not available for these securities, valuation techniques are used to derive fair value.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2013.

Investments, at value	(Unadjusted) Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of April 30, 2013
Basic Materials	$1,115,964	$528,691	$–	$1,644,655
Communications	1,692,037	1,189,823	–	2,881,860
Consumer Cyclical	2,024,298	–	–	2,024,298
Consumer Non-Cyclical	876,012	4,604,768	–	5,480,780
Energy	1,639,165	1,008,063	–	2,647,228
Financials	1,395,268	408,973	–	1,804,241
Technology	1,604,240	–	–	1,604,240
Total	$10,346,984	$7,740,318	$–	$18,087,302

*	The Fund’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 as of April 30, 2013, based on the valuation input levels on March 28, 2013.

The accompanying notes are an integral part of these financial statements.

8

BBH GLOBAL CORE SELECT
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2013 (unaudited)

ASSETS:
Investments in securities, at value (Identified cost $16,206,908)	$18,087,302
Cash	2,129,752
Foreign currency at value (Identified cost $100,105)	100,248
Receivables for:
Dividends	43,508
Shares sold	26,355
Investment advisory and administrative fees waiver reimbursement	20,159
Investments sold	3,321
Total Assets	20,410,645
LIABILITIES:
Payables for:
Investments purchased	646,317
Investment advisory and administrative fees	14,344
Custody and fund accounting fees	7,757
Professional fees	6,561
Board of Trustees’ fees	5,222
Shareholder servicing fees	2,265
Transfer agent fees	721
Distribution fees	441
Accrued expenses and other liabilities	1,744
Total Liabilities	685,372

NET ASSETS	$19,725,273

Net Assets Consist of:
Paid-in capital	$17,797,159
Undistributed net investment income	46,535
Accumulated net realized gain on investments in securities and
foreign exchange transactions	571
Net unrealized appreciation/(depreciation) on investments in securities
and foreign currency translations	1,881,008
Net Assets	$19,725,273

NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS N SHARES
($19,488,092 ÷ 1,900,790 shares outstanding)	$10.25

RETAIL CLASS SHARES
($237,181 ÷ 23,149 shares outstanding)	$10.25

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2013	9

BBH GLOBAL CORE SELECT
STATEMENT OF OPERATIONS
For the period ended April 30, 2013 (unaudited)

NET INVESTMENT INCOME:
Income:
Dividends (net of foreign withholding taxes of $6,632)	$65,431
Total Income	65,431
Expenses:
Investment advisory and administrative fees	14,344
Custody and fund accounting fees	7,757
Professional fees	6,561
Board of Trustees’ fees	5,222
Shareholder servicing fees	2,265
Transfer agent fees	721
Distribution fees	441
Miscellaneous expenses	1,744
Total Expenses	39,055
Investment advisory and administrative fees waiver	(20,159)
Net Expenses	18,896
Net Investment Income	46,535

NET REALIZED AND UNREALIZED GAIN:
Net realized loss on investments in securities	(7,925)
Net realized gain on foreign exchange transactions	8,496
Net realized gain on investments in securities and foreign exchange
transactions and translations	571
Net change in unrealized appreciation/(depreciation)
on investments in securities	1,880,394
Net change in unrealized appreciation/(depreciation) on
foreign currency translations	614
Net change in unrealized appreciation/(depreciation) on
investments in securities and foreign currency translations	1,881,008
Net Realized and Unrealized Gain	1,881,579
Net Increase in Net Assets Resulting from Operations	$1,928,114

The accompanying notes are an integral part of these financial statements.

10

BBH GLOBAL CORE SELECT
STATEMENT OF CHANGES IN NET ASSETS

For the period from March 28, 2013 (commencement of operations) to April 30, 2013
INCREASE IN NET ASSETS:
Operations:
Net investment income	$46,535
Net realized gain on investments in securities and
foreign exchange transactions and translations	571
Net change in unrealized appreciation/(depreciation) on
investments in securities and foreign currency translations	1,881,008
Net increase in net assets resulting from operations	1,928,114

Dividends and distributions declared:
From net investment income:
From net realized gains:
Share transactions:
Proceeds from sales of shares	17,797,159
Total increase in net assets	19,725,273

NET ASSETS:
Beginning of period	–
End of period (including undistributed net investment income
of $46,535)	$19,725,273

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2013	11

BBH GLOBAL CORE SELECT
FINANCIAL HIGHLIGHTS

Selected per share data and ratios for a Class N share outstanding throughout each period.

For the period from March 28, 2013 (commencement of operations) to April 30, 2013
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income[1]	0.03
Net realized and unrealized gain	0.22
Total income from investment operations	0.25
Less dividends and distributions:
Net asset value, end of period	$10.25
Total return	2.50%

Ratios/Supplemental data:
Net assets, end of period (in millions)	$19
Ratio of expenses to average net assets before reductions	2.58%[2]
Fee waiver	1.33%[2,3]
Expense offset arrangement	0.00%
Ratio of expenses to average net assets after reductions	1.25%[2]
Ratio of net investment income to average net assets	3.08%[2]
Portfolio turnover rate	0.00%[4]

[1]	Calculated using average shares outstanding for the period.
[2]	Annualized.
[3]	The ratio of expenses to average net assets for the period ended April 30, 2013 reflect fees reduced as result of a contractual operating expense limitation of the Fund to 1.25%. The agreement is effective for the period beginning on March 28, 2013 and will terminate on April 1, 2014, unless it is renewed by all parties to the agreement. For the period ended April 30, 2013 the waived fees were $20,039.
[4]	Represents Fund portfolio turnover for the one month ended April 30, 2013.

The accompanying notes are an integral part of these financial statements.

12

BBH GLOBAL CORE SELECT
FINANCIAL HIGHLIGHTS (continued)

Selected per share data and ratios for a Retail Class share outstanding throughout each period.

For the period from March 28, 2013 (commencement of operations) to April 30, 2013
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income[1]	0.02
Net realized and unrealized gain	0.23
Total income from investment operations	0.25
Less dividends and distributions:
Net asset value, end of period	$10.25
Total return	2.50%

Ratios/Supplemental data:
Net assets, end of period (in millions)	$0 [2]
Ratio of expenses to average net assets before reductions	2.89%[3]
Fee waiver	1.39%[3,4]
Expense offset arrangement	0.00%
Ratio of expenses to average net assets after reductions	1.50%[3]
Ratio of net investment income to average net assets	2.71%[3]
Portfolio turnover rate	0.00%[5]

[1]	Calculated using average shares outstanding for the period.
[2]	Less than 1,000,000
[3]	Annualized.
[4]	The ratio of expenses to average net assets for the period ended April 30, 2013 reflect fees reduced as result of a contractual operating expense limitation of the Fund to 1.50%. The agreement is effective for the period beginning on March 28, 2013 and will terminate on April 1, 2014, unless it is renewed by all parties to the agreement. For the period ended April 30, 2013 the waived fees were $120.
[5]	Represents Fund portfolio turnover for the one month ended April 30, 2013.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2013	13

BBH GLOBAL CORE SELECT
NOTES TO FINANCIAL STATEMENTS
April 30, 2013 (unaudited)

1.	Organization. The Fund is a separate, non-diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. The Fund is the successor to the BBH private investment partnership, BBH Global Funds, LLC – Global Core Select, which launched on April 2, 2012. The Fund commenced operations on March 28, 2013. The Fund offers both Class N shares and Retail Class shares. Neither Class N shares nor Retail Class shares convert to any other class of shares of the Fund. As of April 30, 2013, there were five series of the Trust.
2.	Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The following summarizes significant accounting policies of the Fund:
A.	Valuation of Investments. (1) The value of investments listed on a securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board; (4) for securities traded on international exchanges, if events which may materially affect the value of the Fund’s securities occur after the close of the primary exchange and before the Fund’s net asset value is next determined, then those securities will be fair valued as determined in good faith under supervision of the Board. The Fund currently uses a systematic fair value model provided by an independent third party to value international securities on a daily basis; (5) short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless this is determined not to represent fair value by the Board.
B.	Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received. Distributions received on securities that represent a return of capital or a capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued daily. Investment income is recorded net of any foreign taxes withheld where recovery of such tax is uncertain.
14

BBH GLOBAL CORE SELECT
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2013 (unaudited)

C.	Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are apportioned amongst each fund in the Trust equally. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
D.	Repurchase Agreements. The Fund may enter into repurchase agreements. Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price normally is in excess of the purchase price, reflecting an agreed upon interest rate. The rate is effective for the period of time that assets of the Fund are invested in the agreement and is not related to the coupon rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the investment adviser. The Fund’s custodian or sub-custodian will take possession of the securities subject to repurchase agreements. The investment adviser, custodian or sub-custodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price. Repurchase agreements are subject to credit risks. Information regarding repurchase agreements held by the Fund is included in the Portfolio of Investments.
E.	Federal Income Taxes. The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified on

FINANCIAL STATEMENT APRIL 30, 2013	15

BBH GLOBAL CORE SELECT
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2013 (unaudited)

the Statement of Assets & Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification (“ASC 740”) Income Taxes. ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the period ended April 30, 2013, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years.

F.	Foreign Currency Translations. The accounting records of the Fund are maintained in U.S dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Upon the purchase or sale of a security denominated in foreign currency, the Fund may enter into forward foreign currency exchange contracts for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction. Reported net realized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. The effect of changes in foreign exchange rates on foreign denominated securities is reflected in the net realized and unrealized gain or loss on investments in securities. Net unrealized appreciation or depreciation on foreign currency translations arise from changes in the value of the assets and liabilities, excluding investments in securities, at period end, resulting from changes in the exchange rate.
G.	Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, if any, are generally declared and paid annually and are recorded on the ex-dividend date. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and they will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses.

16

BBH GLOBAL CORE SELECT
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2013 (unaudited)

Total distributions paid may differ from the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

To the extent future capital gains are offset by capital loss carry forwards such gains will not be distributed.

H.	Use of Estimates. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from these estimates.
3.	Recent Accounting Pronouncements. In January 2013, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”. This update was issued to narrow the broad scope of ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” which was issued in December 2011. This update requires an entity to disclose both gross and net information for derivatives and other financial instruments that are either offset in the statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The required disclosures for both pronouncements are effective for annual reporting periods starting from January 1, 2013 and interim periods within those annual periods and apply retrospectively for all periods being reported. The Fund expects to adopt these new disclosure requirements for the October 31, 2013 annual report. Management is currently evaluating the adoption of these ASUs on the Fund’s financial statements and note disclosures.
4.	Fees and Other Transactions with Affiliates.
A.	Investment Advisory and Administrative Fees. Effective March 28, 2013, (commencement of operations), under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) provides investment advisory and portfolio management services to the Fund. BBH also provides administrative services to the Fund. The Fund pays a combined fee for investment advisory and administrative services calculated daily and paid monthly at an annual rate equivalent to 0.95% of the Fund’s average daily net assets. For the period ended April 30, 2013, the Fund incurred $14,344 under the Agreement.
FINANCIAL STATEMENT APRIL 30, 2013	17

BBH GLOBAL CORE SELECT
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2013 (unaudited)

B.	Investment Advisory and Administrative Fee Waivers. Effective March 28, 2013, (commencement of operations), the SID contractually agreed to limit the annual fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business and for Retail Class, amounts payable pursuant to any plan adopted in accordance with Rule 12b-1) of Class N and Retail Class to 1.25%. The agreement will terminate on April 1, 2014, unless it is renewed by all parties to the agreement. The agreement may only be terminated during its term with approval of the Fund’s Board of Trustees. For the period ended April 30, 2013, the SID waived fees in the amount of $20,039 and $120 for Class N and Retail Class, respectively.
C.	Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH. BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.15% of Class N and Retail Class shares’ average daily net assets. For the period ended April 30, 2013, the Fund incurred shareholder servicing fees in the amount of $2,251 and $14 for Class N and Retail Class, respectively.
D.	Distribution (12b-1) Fees. The Fund has adopted a distribution plan pursuant to Rule 12b-1 for Retail Class shares that allows the Fund to pay distribution and other fees for the sale of its shares and for services provided to shareholders. Because these fees are paid out of the Fund’s assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum annual distribution fee for Retail Class shares is 0.25% of the average daily net assets of the Retail Class shares of the Fund. With this agreement, it is anticipated that total operating expenses for Retail Class shares will be 1.50% of the average daily net assets. For the period ended April 30, 2013, Retail Class shares of the Fund incurred $21 for Distribution (12b-1) Fees.
E.	Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and incurred monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction based fee. The fund accounting fee is an asset based fee calculated at 0.004% per annum of the fund’s net assets. For the period ended April 30, 2013, the Fund incurred $7,757 in custody and fund accounting fees.
F.	Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the period ended April 30, 2013, the Fund incurred $5,222 in non-interested Trustee compensation and reimbursements.
18

BBH GLOBAL CORE SELECT
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2013 (unaudited)

5.	Investment Transactions. For the period ended April 30, 2013, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, were $4,429,582 and $0, respectively.
6.	Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class N and Retail Class shares of beneficial interest at no par value. Transactions in Class N and Retail Class shares were as follows:
	4/30/2013*
	Shares	Dollars
Class N
Shares sold	1,900,790	$17,564,484
Net increase	1,900,790	$17,564,484
Retail Class
Shares sold	23,149	$232,675
Net increase	23,149	$232,675

*	The period represented is from March 28, 2013 (commencement of operations) to April 30, 2013.
7.	Principal Risk Factors and Indemnifications.
A.	Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund (investment risk). The Fund is actively managed and the decisions by the Investment Adviser may cause the Fund to incur losses or miss profit opportunities (management risk). Capital controls imposed by foreign governments in response to economic or political events may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency (capital controls risk), non-U.S. currencies invested in by the Fund depreciating against the U.S. dollar (currency exchange rate risk), risks from investing in securities of issuers based in developing countries (emerging markets risk), or price movements may occur due to factors affecting individual companies, such as the issuance of an unfavorable earnings report, or other events affecting particular industries or the equity market as a whole (equity securities risk), or certain risks associated with investing in foreign securities not present in domestic investments (foreign investment risk). The value of securities held by the Fund may fall due to changing economic, political, regulatory or market conditions, or due to a company’s or issuer’s individual situation (market risk). Stocks of medium-sized companies tend to be more volatile and less liquid than stocks of large companies (medium-sized company risk). In the normal course of

FINANCIAL STATEMENT APRIL 30, 2013	19

BBH GLOBAL CORE SELECT
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2013 (unaudited)

business, the Fund invests in securities and enters into transactions where risks exist due to assumption of large positions in securities of a small number of issuers (non-diversification risk). The Fund’s Shareholders may be adversely impacted by asset allocation decisions made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (shareholder concentration risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B.	Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.
8.	Subsequent Events.

Management has evaluated events and transactions that may have occurred since April 30, 2013 through the date the financial statements were issued, that would merit recognition or additional disclosure in the financial statements.

20

BBH GLOBAL CORE SELECT
DISCLOSURE OF FUND EXPENSES
April 30, 2013 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution 12b-1 fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 28, 2013 (commencement of operations) to April 30, 2013).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% Hypothetical Example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

FINANCIAL STATEMENT APRIL 30, 2013	21

BBH GLOBAL CORE SELECT
DISCLOSURE OF FUND EXPENSES (continued)
April 30, 2013 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value March 28, 2013	Ending Account Value April 30, 2013	Expenses Paid During Period March 28, 2013 to April 30, 2013[1]
Class N
Actual	$1,000	$1,025	$1.04
Hypothetical[2]	$1,000	$1,003	$1.03

	Beginning Account Value March 28, 2013	Ending Account Value April 30, 2013	Expenses Paid During Period March 28, 2013 to April 30, 2013[1]
Retail Class
Actual	$1,000	$1,025	$1.17
Hypothetical[2]	$1,000	$1,003	$1.15

[1]	Expenses are equal to the Fund’s annualized expense ratio of 1.25% and 1.50% for Class N and Retail Class shares, respectively, multiplied by the average account value over the period, multiplied by 30/365 and 28/365 for Class N and Retail Class shares, respectively, (to reflect the one-month period).
[2]	Assumes a return of 5% before expenses. For the purposes of the calculation, the applicable annualized expense ratio for each class of shares is subtracted from the assumed return before expenses.
22

BBH GLOBAL CORE SELECT
DISCLOSURE OF ADVISOR SELECTION
April 30, 2013 (unaudited)

Board Approval of Investment Advisory and Administrative Services Agreement

The 1940 Act requires that a fund’s investment advisory agreements must be approved both by a fund’s board of trustees and by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board, a majority of whom are Independent Trustees, held an in person meeting on March 8, 2013, to consider the Investment Advisory and Administrative Services Agreement (the “Agreement”) between the Trust and the Investment Adviser with respect to the Fund. In approving the Agreement, the Board determined that the terms of the Agreement were fair and reasonable.

Both in the meeting specifically held to address the Agreement and at other meetings during the course of the year, the Board requested and received a variety of materials provided by the Investment Adviser and BBH, including information about personnel and operations. The Board received a memorandum from Counsel to the Trust (“Fund Counsel”) regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Board met in executive sessions outside the presence of Fund management.

The following is a summary of the factors the Board considered in making its determination to approve the Agreement. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Agreement, and individual Trustees may have given different weight to various factors. The Board reviewed these factors with Fund Counsel.

Pursuant to the Agreement and with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, would be responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies. The Board received and considered information specific to the Fund during the in person meeting held on March 8, 2013, regarding the nature, extent and quality of services to be provided by the Investment Adviser. The Board also considered information received during the year regarding the nature, extent and quality of services provided to the existing series of the Trust, including portfolio management, supervision of operations and compliance and regulatory filings, disclosures to shareholders, general oversight of service providers, assisting the Board, including the Independent Trustees, in their capacity as Trustees, CCO services for the Trust and other services. The Board considered the resources of the Investment Adviser and BBH dedicated to the Trust and to be dedicated to the Fund, noting that BBH would also provides administrative, custody, accounting and shareholder services to the Fund.

FINANCIAL STATEMENT APRIL 30, 2013	23

BBH GLOBAL CORE SELECT
DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2013 (unaudited)

In examining the nature, extent and quality of the services to be provided pursuant to the Agreement, the Board considered the services historically provided by the Investment Adviser to the Trust’s existing series and their shareholders. The Board considered that the Investment Adviser’s investment management responsibilities for the Fund would be substantially similar to those provided to the Trust’s existing series, including its investment management philosophy and technique and its methods, to ensure compliance with the investment objectives, policies and restrictions of the Fund.

The Board considered and was satisfied with the qualifications and expertise of the portfolio management team that would be responsible for the management of the Fund. Based on the totality of the information considered, the Board concluded that the Investment Adviser had sufficient resources and experience to provide advisory services to the Fund and that it was satisfied with the nature, extent and quality of the services to be provided by the Investment Adviser.

The Board considered the proposed fees to be paid by the Fund to the Investment Adviser and BBH in light of the nature, extent and quality of the services to be provided to the Fund. The Board also considered and reviewed the fee waiver arrangement that would be in place for the Fund and considered the proposed fee rates, after taking into account the waiver. The Board considered the depth and range of services to be provided pursuant to the Agreement, noting that the Investment Adviser also would coordinate the provision of services to the Fund by affiliated and nonaffiliated service providers. The Board received and considered information comparing the Fund’s proposed investment advisory and administration fee and the Fund’s proposed net total expenses with those of a selection of peer funds. The Board recognized that it is difficult to make comparisons of the proposed fee rate, or of combined advisory and administration fees, because there are variations in the services that are included in the fees paid by other funds. The Board concluded that the proposed advisory and administration fee appeared to be reasonable in view of industry peers and in light of the services to be rendered.

The Board noted that the proposed fee schedule for the Fund does not contain breakpoints. Based on information they had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The Board concluded that the proposed fees to be paid by the Fund to Investment Adviser seemed reasonable based in view of industry peers.

24

BBH GLOBAL CORE SELECT
CONFLICTS OF INTEREST
April 30, 2013 (unaudited)

Conflicts of Interest

Certain conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. For example, BBH may act as adviser to private funds with investment strategies similar to the Fund. Those private funds may pay BBH a performance fee in addition to the stated investment advisory fee. In such cases, BBH may have an incentive to allocate certain investment opportunities to the private fund rather than the Fund in order to increase the private fund’s performance and thus improve BBH’s chances of receiving the performance fee. However, BBH has implemented policies and procedures to assure that investment opportunities are allocated equitably between the Fund and other funds and accounts with similar investment strategies.

Other potential conflicts might include conflicts between the Fund and its affiliated and unaffiliated service providers (e.g. conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH provides administrative, custody, shareholder servicing and fund accounting services to the Fund. BBH may have conflicting duties of loyalty while servicing the Fund and/or opportunities to further its own interest to the detriment of the Fund. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. Also, because its advisory fees are calculated by reference to a Fund’s net assets, the Investment Adviser and its affiliates may have an incentive to seek to overvalue certain assets.

Purchases and sales of securities for the Fund may be bunched or aggregated with orders for other BBH client accounts. BBH however is not required to bunch or aggregate orders if portfolio management decisions for different accounts are made separately, or if they determine that bunching or aggregating is not practicable, required or with cases involving client direction.

Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Fund will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Fund. In addition, under certain circumstances, the Fund will not be charged the same commission or commission equivalent rates in connection with a bunched or aggregated order.

FINANCIAL STATEMENT APRIL 30, 2013	25

BBH GLOBAL CORE SELECT
CONFLICTS OF INTEREST (continued)
April 30, 2013 (unaudited)

The Investment Adviser may direct brokerage transactions and/or payment of a portion of client commissions (“soft dollars”) to specific brokers or dealers or other providers to pay for research or other appropriate services which provide, in the Investment Adviser’s view, appropriate assistance to the Investment Adviser in the investment decision-making process (including with respect to futures, fixed-price offerings and over-the-counter transactions). The use of a broker that provides research and securities transaction services may result in a higher commission than that offered by a broker who does not provide such services. The Investment Adviser will determine in good faith whether the amount of commission is reasonable in relation to the value of research and services provided and whether the services provide lawful and appropriate assistance in its investment decision-making responsibilities.

Research or other services obtained in this manner may be used in servicing any or all of the Funds and other BBH client accounts, including in connection with BBH client accounts that do not pay commissions to the broker related to the research or other service arrangements. Such products and services may disproportionately benefit other BBH client accounts relative to the Fund based on the amount of brokerage commissions paid by the Fund and such other BBH client accounts. For example, research or other services that are paid for through one client’s commissions may not be used in managing that client’s account. In addition, other BBH client accounts may receive the benefit, including disproportionate benefits, of economies of scale or price discounts in connection with products and services that may be provided to the Fund and to such other BBH client accounts. To the extent that BBH uses soft dollars, it will not have to pay for those products and services itself.

BBH may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that BBH receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by BBH

BBH may endeavor to execute trades through brokers who, pursuant to such arrangements, provide research or other services in order to ensure the continued receipt of research or other services BBH believes are useful in its investment decision-making process. BBH may from time to time choose not to engage in the above described arrangements to varying degrees. BBH may also enter into commission sharing arrangements under which BBH may execute transactions through a broker-dealer, and request that the broker-dealer allocate a portion of the commissions or commission credits to another firm that provides research to BBH To the extent that BBH engages in commission sharing arrangements, many of the same conflicts related to traditional soft dollars may exist.

26

BBH GLOBAL CORE SELECT
CONFLICTS OF INTEREST (continued)
April 30, 2013 (unaudited)

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

From time to time BBH may invest a portion of the assets of its discretionary investment advisory clients in the Fund. That investment by BBH on behalf of its discretionary investment advisory clients in the Fund may be significant at times. Increasing the Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund’s expense ratio. BBH reserves the right to redeem at any time some or all of the shares of the Fund acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Fund by BBH on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s investment flexibility, portfolio diversification and expense ratio.

BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH may benefit from increased amounts of assets under management.

When market quotations are not readily available or are believed by BBH to be unreliable, the Fund’s investments may be valued at fair value by BBH pursuant to procedures adopted by the Fund’s Board of Trustees. When determining an asset’s “fair value,” BBH seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Fund might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH deems relevant at the time of the determination, and may be based on analytical values determined by BBH using proprietary or third party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s net asset value. As a result, the Fund’s sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

BBH, including the Investment Adviser, seeks to meet its fiduciary obligation with respect to all clients including the Fund. BBH has adopted and implemented policies and procedures that seek to manage conflicts. The Investment Adviser monitors a variety of areas, including compliance with fund investment guidelines, review of allocation decisions, the investment in only those securities that have been approved for purchase by an oversight committee, and compliance with the Investment Adviser’s Code of Ethics.

FINANCIAL STATEMENT APRIL 30, 2013	27

BBH GLOBAL CORE SELECT
CONFLICTS OF INTEREST (continued)
April 30, 2013 (unaudited)

With respect to the allocation of investment opportunities, BBH has adopted and implemented policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. BBH has structured the portfolio managers’ compensation in a manner it believes is reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

The Trust also manages these conflicts. For example, the Trust has designated a chief compliance officer and has adopted and implemented policies and procedures designed to manage the conflicts identified above and other conflicts that may arise in the course of the Fund’s operations in such a way as to safeguard the Fund from being negatively affected as a result of any such potential conflicts. The Trustees receive regular reports from the Investment Adviser and the Trust’s chief compliance officer on areas of potential conflict.

28

Administrator
Brown Brothers Harriman
140 Broadway
New York, NY 10005

Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Shareholder Servicing Agent
Brown Brothers Harriman
140 Broadway
New York, NY 10005
(800) 625-5759

Investment Adviser Brown Brothers Harriman Mutual Fund Advisory Department 140 Broadway New York, NY 10005

To obtain information or make shareholder inquiries:

By telephone:	Call 1-800-575-1265
By E-mail send your request to:	bbhfunds@bbh.com
On the internet:	www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC’s website at http://www.sec.gov; and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference Room). You may also access this information from the BBH Funds website at www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available upon request by calling the toll-free number listed above. This information is also available from the Edgar database on the SEC’s website at www.sec.gov.

Semi-Annual Report

APRIL 30, 2013

BBH International Equity Fund

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO ALLOCATION
April 30, 2013 (unaudited)

COUNTRY DIVERSIFICATION

	U.S. $ Value	Percent of Net Assets
Australia	$50,245,499	7.1%
Belgium	7,421,974	1.1
Brazil	5,992,997	0.8
China	11,673,597	1.6
Denmark	8,251,362	1.2
Finland	5,848,628	0.8
France	71,142,573	10.0
Germany	34,063,218	4.8
Hong Kong	30,279,450	4.3
Israel	7,738,409	1.1
Italy	7,315,486	1.0
Japan	172,207,151	24.3
Netherlands	19,924,355	2.8
Singapore	18,763,623	2.7
Spain	28,160,634	4.0
Sweden	7,826,487	1.1
Switzerland	59,987,474	8.5
Taiwan	11,175,141	1.6
United Kingdom	130,633,474	18.4
Cash and Other Assets in Excess of Liabilities	19,965,737	2.8
NET ASSETS	$708,617,269	100.0%

All data as of April 30, 2013. The BBH International Equity Fund's (the “Fund”) country diversification is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

2

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO ALLOCATION (continued)
April 30, 2013 (unaudited)

SECTOR DIVERSIFICATION

	U.S. $ Value	Percent of Net Assets
Basic Materials	$16,827,711	2.4%
Communications	51,152,879	7.2
Consumer Cyclical	80,588,716	11.4
Consumer Non-Cyclical	222,956,125	31.5
Diversified	6,192,356	0.8
Energy	75,819,993	10.6
Financials	84,650,022	12.0
Industrials	68,499,444	9.7
Technology	38,683,352	5.4
Units	0	0.0
Utilities	43,280,934	6.2
Cash and Other Assets in Excess of Liabilities	19,965,737	2.8
NET ASSETS	$708,617,269	100.0%

All data as of April 30, 2013. The Fund's sector diversification is expressed as a percentage of net assets and may vary over time.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2013	3

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
April 30, 2013 (unaudited)

Shares		Value
	COMMON STOCKS (97.2%)
	AUSTRALIA (7.1%)
	CONSUMER NON-CYCLICAL
454,000	Coca-Cola Amatil, Ltd.	$7,131,403
60,300	Cochlear, Ltd.	4,126,606
117,400	CSL, Ltd.	7,660,605
218,000	Woolworths, Ltd.	8,235,829
		27,154,443

	ENERGY
176,000	Woodside Petroleum, Ltd.	6,866,400

	FINANCIALS
1,050,108	AMP, Ltd.	5,887,475
332,962	QBE Insurance Group, Ltd.	4,621,082
		10,508,557

	INDUSTRIALS
556,436	Amcor, Ltd.	5,716,099
	Total Australia	50,245,499

	BELGIUM (1.1%)
	CONSUMER NON-CYCLICAL
147,000	Colruyt SA	7,421,974

	UNITS
5,618	Ageas[1]	0
	Total Belgium	7,421,974

	BRAZIL (0.8%)
	ENERGY
300,100	Petroleo Brasileiro SA ADR	5,992,997
	Total Brazil	5,992,997

	CHINA (1.6%)
	ENERGY
1,120,000	China Shenhua Energy Co., Ltd. (H Shares)	3,969,233
4,133,000	CNOOC, Ltd.	7,704,364
	Total China	11,673,597

The accompanying notes are an integral part of these financial statements.

4

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2013 (unaudited)

Shares		Value
	COMMON STOCKS (continued)
	DENMARK (1.2%)
	CONSUMER NON-CYCLICAL
47,000	Novo Nordisk AS (B Shares)	$8,251,362
	Total Denmark	8,251,362

	FINLAND (0.8%)
	INDUSTRIALS
66,200	Kone OYJ (B Shares)	5,848,628
	Total Finland	5,848,628

	FRANCE (10.0%)
	COMMUNICATIONS
672,396	France Telecom SA	7,183,660

	CONSUMER NON-CYCLICAL
158,141	Carrefour SA	4,699,629
73,800	Cie Generale d’Optique Essilor International SA	8,325,691
98,000	Danone SA	7,489,499
50,300	L’Oreal SA	8,975,712
81,989	Sanofi	8,806,086
		38,296,617

	ENERGY
167,491	Total SA	8,462,918

	FINANCIALS
64,006	Societe Generale SA1	2,326,813

	INDUSTRIALS
170,330	Cie de St-Gobain	6,835,119
62,740	Vallourec SA	3,021,528
103,883	Vinci SA	5,015,918
		14,872,565
	Total France	71,142,573
	GERMANY (4.8%)
	COMMUNICATIONS
709,710	Deutsche Telekom AG	8,397,349

	CONSUMER CYCLICAL
79,000	Adidas AG	8,256,434

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2013	5

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2013 (unaudited)

Shares		Value
	COMMON STOCKS (continued)
	GERMANY (continued)
	CONSUMER CYCLICAL (continued)
62,261	Daimler AG	$3,445,731
		11,702,165

	DIVERSIFIED
72,394	GEA Group AG	2,450,697

	TECHNOLOGY
91,300	SAP AG	7,256,087

	UTILITIES
118,200	RWE AG	4,256,920
	Total Germany	34,063,218

	HONG KONG (4.3%)
	COMMUNICATIONS
908,500	China Mobile, Ltd.	9,961,067

	DIVERSIFIED
57,600	Jardine Matheson Holdings, Ltd.	3,741,659

	FINANCIALS
900,000	Hang Lung Properties, Ltd.	3,495,263

	UTILITIES
622,000	CLP Holdings, Ltd.	5,486,213
2,517,084	Hong Kong & China Gas Co., Ltd.	7,595,248
		13,081,461
	Total Hong Kong	30,279,450

	ISRAEL (1.1%)
	CONSUMER NON-CYCLICAL
202,100	Teva Pharmaceutical Industries, Ltd. ADR	7,738,409
	Total Israel	7,738,409

	ITALY (1.0%)
	ENERGY
305,877	ENI SpA	7,315,486
	Total Italy	7,315,486

	JAPAN (24.3%)
	BASIC MATERIALS
143,000	Shin-Etsu Chemical Co., Ltd.	9,633,378

The accompanying notes are an integral part of these financial statements.

6

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2013 (unaudited)

Shares		Value
	COMMON STOCKS (continued)
	JAPAN (continued)
	COMMUNICATIONS
50	NTT DOCOMO, Inc.	$82,598
16,600	Trend Micro, Inc.	465,310
		547,908

	CONSUMER CYCLICAL
199,300	Denso Corp.	8,935,515
177,100	Honda Motor Co., Ltd.	7,050,933
18,200	Nintendo Co., Ltd.	2,020,885
204,900	Seven & I Holdings Co., Ltd.	7,882,682
49,300	Shimamura Co., Ltd.	6,227,063
121,400	Toyota Motor Corp.	7,032,690
		39,149,768

	CONSUMER NON-CYCLICAL
138,400	Astellas Pharma, Inc.	8,055,833
329,700	Chugai Pharmaceutical Co., Ltd.	8,212,190
218,500	Kao Corp.	7,555,914
155,300	Takeda Pharmaceutical Co., Ltd.	8,526,832
		32,350,769

	ENERGY
1,270	Inpex Corp.	6,126,374

	FINANCIALS
174,200	Aeon Mall Co., Ltd.	5,608,122
69,200	Daito Trust Construction Co., Ltd.	6,702,768
109,000	Mitsubishi Estate Co., Ltd.	3,545,620
423,800	Tokio Marine Holdings, Inc.	13,450,485
		29,306,995

	INDUSTRIALS
174,600	Daikin Industries, Ltd.	7,013,816
48,100	FANUC Corp.	7,262,086
168,400	Hoya Corp.	3,369,703
26,625	Keyence Corp.	8,445,528
320,300	Komatsu, Ltd.	8,748,702
		34,839,835

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2013	7

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2013 (unaudited)

Shares		Value
	COMMON STOCKS (continued)
	JAPAN (continued)
	TECHNOLOGY
464,400	Canon, Inc.	$16,695,831
69,400	Tokyo Electron, Ltd.	3,556,293
		20,252,124
	Total Japan	172,207,151

	NETHERLANDS (2.8%)
	COMMUNICATIONS
304,581	Reed Elsevier NV	4,950,644

	CONSUMER NON-CYCLICAL
552,137	Koninklijke Ahold NV	8,725,900

	ENERGY
183,739	Royal Dutch Shell, Plc. (A Shares)	6,247,811
	Total Netherlands	19,924,355

	SINGAPORE (2.7%)
	COMMUNICATIONS
1,567,000	Singapore Telecommunications, Ltd.	5,001,897

	FINANCIALS
590,134	DBS Group Holdings, Ltd.	8,035,979
295,720	United Overseas Bank, Ltd.	5,129,648
		13,165,627

	INDUSTRIALS
147,000	SembCorp Industries, Ltd.	596,099
	Total Singapore	18,763,623

	SPAIN (4.0%)
	COMMUNICATIONS
563,530	Telefonica SA	8,246,637

	CONSUMER CYCLICAL
56,300	Inditex SA	7,570,010

	FINANCIALS
358,244	Banco Santander SA	2,590,106

The accompanying notes are an integral part of these financial statements.

8

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2013 (unaudited)

Shares		Value
	COMMON STOCKS (continued)
	SPAIN (continued)
	UTILITIES
1,805,103	Iberdrola SA	$9,753,881
	Total Spain	28,160,634

	SWEDEN (1.1%)
	CONSUMER CYCLICAL
221,000	Hennes & Mauritz AB (B Shares)	7,826,487
	Total Sweden	7,826,487

	SWITZERLAND (8.5%)
	BASIC MATERIALS
16,800	Syngenta AG	7,194,333

	CONSUMER NON-CYCLICAL
95,500	Nestle SA	6,824,645
225,946	Novartis AG	16,800,950
31,000	Roche Holding AG	7,761,551
2,870	SGS SA	6,942,883
		38,330,029

	FINANCIALS
28,034	Zurich Insurance Group AG1	7,836,894

	INDUSTRIALS
291,975	ABB, Ltd.[1]	6,626,218
	Total Switzerland	59,987,474

	TAIWAN (1.6%)
	TECHNOLOGY
803,000	Taiwan Semiconductor Manufacturing Co., Ltd.	2,982,189
429,400	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	8,192,952
	Total Taiwan	11,175,141

	UNITED KINGDOM (18.4%)
	COMMUNICATIONS
2,245,713	Vodafone Group, Plc.	6,863,717

	CONSUMER CYCLICAL
1,089,118	Compass Group, Plc.	14,340,286

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2013	9

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2013 (unaudited)

Shares			Value
	COMMON STOCKS (continued)
	UNITED KINGDOM (continued)
	CONSUMER NON-CYCLICAL
376,350	GlaxoSmithKline, Plc.		$9,715,060
105,200	Reckitt Benckiser Group, Plc.		7,689,289
640,000	Smith & Nephew, Plc.		7,307,570
2,871,056	Tesco, Plc.		16,349,001
206,424	Unilever, Plc.		8,955,441
1,028,000	WM Morrison Supermarkets, Plc.		4,670,261
			54,686,622

	ENERGY
205,213	AMEC, Plc.		3,235,995
764,544	BG Group, Plc.		12,912,575
963,334	BP, Plc.		6,985,840
			23,134,410

	FINANCIALS
708,000	HSBC Holdings, Plc.		7,761,930
304,000	Standard Chartered, Plc.		7,657,837
			15,419,767

	UTILITIES
1,277,000	Centrica, Plc.		7,374,039
691,264	National Grid, Plc.		8,814,633
			16,188,672
	Total United Kingdom		130,633,474
	TOTAL COMMON STOCKS (identified cost $514,542,180)		688,651,532

TOTAL INVESTMENTS IN SECURITIES (Identified cost $514,542,180)[2]		97.2%	$688,651,532
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES		2.8	19,965,737
NET ASSETS		100.0%	$708,617,269

[1]	Non-income producing security.
[2]	The aggregate cost for federal income tax purposes is $514,542,180, the aggregate gross unrealized appreciation is $203,011,727 and the aggregate gross unrealized depreciation is $28,902,375, resulting in net unrealized appreciation of $174,109,352.

Abbreviations:

ADR – American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

10

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2013 (unaudited)

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

—	Level 1 – (unadjusted) quoted prices in active markets for identical investments.
—	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2013	11

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2013 (unaudited)

Financial assets within level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations, listed equities and over-the-counter derivatives. As level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities. As observable prices are not available for these securities, valuation techniques are used to derive fair value.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The accompanying notes are an integral part of these financial statements.

12

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (continued)
April 30, 2013 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2013.

Investments, at value	(Unadjusted) Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of April 30, 2013
Australia	$–	$50,245,499	$–	$50,245,499
Belgium	–	7,421,974	–	7,421,974
Brazil	5,992,997	–	–	5,992,997
China	–	11,673,597	–	11,673,597
Denmark	–	8,251,362	–	8,251,362
Finland	–	5,848,628	–	5,848,628
France	–	71,142,573	–	71,142,573
Germany	–	34,063,218	–	34,063,218
Hong Kong	–	30,279,450	–	30,279,450
Israel	7,738,409	–	–	7,738,409
Italy	–	7,315,486	–	7,315,486
Japan	–	172,207,151	–	172,207,151
Netherlands	–	19,924,355	–	19,924,355
Singapore	–	18,763,623	–	18,763,623
Spain	–	28,160,634	–	28,160,634
Sweden	–	7,826,487	–	7,826,487
Switzerland	–	59,987,474	–	59,987,474
Taiwan	8,192,952	2,982,189	–	11,175,141
United Kingdom	–	130,633,474	–	130,633,474
Total Investments,
at value	$21,924,358	$666,727,174	$–	$688,651,532
Other Financial Instruments, at value
Forward Foreign Currency
Exchange Contracts	–	(74,209)	–	(74,209)
Other Financial Instruments,
at value	$–	$(74,209)	$–	$(74,209)

*	The Fund's policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 as of April 30, 2013, based on the valuation input levels on October 31, 2012.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2013	13

BBH INTERNATIONAL EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2013 (unaudited)

ASSETS:
Investments in securities, at value (Identified cost $514,542,180)	$688,651,532
Cash	21,836,192
Foreign currency at value (Identified cost $2,315,181)	2,325,161
Receivables for:
Dividends	4,271,712
Investments sold	784,001
Shares sold	368,500
Unrealized appreciation of forward foreign exchange
currency contracts	9,148
Prepaid assets	1,517
Total Assets	718,247,763
LIABILITIES:
Payables for:
Investments purchased	8,205,339
Shares redeemed	632,000
Investment advisory and administrative fees	444,312
Shareholder servicing fees	123,136
Unrealized depreciation of forward foreign exchange
currency contracts	83,357
Custody and fund accounting fees	50,404
Professional fees	46,569
Distribution fees	2,683
Transfer agent fees	1,838
Board of Trustees' fees	284
Accrued expenses and other liabilities	40,572
Total Liabilities	9,630,494

NET ASSETS	$708,617,269
Net Assets Consist of:
Paid-in capital	$616,015,808
Undistributed net investment income	5,588,618
Accumulated net realized loss on investments in securities
and foreign exchange transactions	(87,013,382)
Net unrealized appreciation/(depreciation) on investments in
securities and foreign currency translations	174,026,225
Net Assets	$708,617,269
NET ASSET VALUE AND OFFERING PRICE PER SHARE
CLASS N SHARES
($628,282,985 ÷ 43,091,794 shares outstanding)	$14.58
CLASS I SHARES
($80,334,284 ÷ 5,499,757 shares outstanding)	$14.61

The accompanying notes are an integral part of these financial statements.

14

BBH INTERNATIONAL EQUITY FUND
STATEMENT OF OPERATIONS
For the six months ended April 30, 2013 (unaudited)

NET INVESTMENT INCOME:
Income:
Dividends (net of foreign withholding taxes of $586,509)	$9,244,471
Total Income	9,244,471
Expenses:
Investment advisory and administrative fees	2,480,969
Shareholder servicing fees	684,195
Custody and fund accounting fees	176,389
Board of Trustees’ fees	47,419
Professional fees	35,904
Transfer agent fees	13,360
Distribution fees	10,186
Miscellaneous expenses	50,343
Total Expenses	3,498,765
Expense offset arrangement	(7,311)
Net Expenses	3,491,454
Net Investment Income	5,753,017
NET REALIZED AND UNREALIZED GAIN:
Net realized loss on investments in securities	(775,715)
Net realized loss on foreign exchange transactions and translations	(80,697)
Net realized loss on investments in securities and foreign
exchange transactions and translations	(856,412)
Net change in unrealized appreciation/(depreciation) on
investments in securities	78,907,334
Net change in unrealized appreciation/(depreciation) on
foreign currency translations	(23,294)
Net change in unrealized appreciation/(depreciation) on
investments in securities and foreign currency translations	78,884,040
Net Realized and Unrealized Gain	78,027,628
Net Increase in Net Assets Resulting from Operations	$83,780,645

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2013	15

BBH INTERNATIONAL EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the six months ended April 30, 2013 (unaudited)	For the year ended October 31, 2012
INCREASE IN NET ASSETS:
Operations:
Net investment income	$5,753,017	$12,454,964
Net realized loss on investments in securities and
foreign exchange transactions and translations	(856,412)	(15,101,035)
Net change in unrealized appreciation/(depreciation)
on investments in securities and foreign
currency translations	78,884,040	28,853,263
Net increase in net assets resulting from
operations	83,780,645	26,207,192
Dividends and distributions declared:
From net investment income:
Class N	(10,629,842)	(12,639,676)
Class I	(1,622,915)	(2,317,229)
Total dividends and distributions declared	(12,252,757)	(14,956,905)
Share transactions:
Proceeds from sales of shares	72,918,002	73,201,504
Net asset value of shares issued to shareholders for
reinvestment of dividends and distributions	12,203,623	14,655,112
Proceeds from short-term redemption fees	–	3,071
Cost of shares redeemed	(28,474,825)	(259,184,423)
Net increase (decrease) in net assets resulting
from share transactions	56,646,800	(171,324,736)
Total increase (decrease) in net assets	128,174,688	(160,074,449)

NET ASSETS:
Beginning of year	580,442,581	740,517,030
End of period (including undistributed net investment
income of $5,588,618 and $12,088,358, respectively)	$708,617,269	$580,442,581

The accompanying notes are an integral part of these financial statements.

16

BBH INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS

Selected per share data and ratios for a Class N share outstanding throughout each period

	For the six months ended April 30, 2013 (unaudited)
		For the years ended October 31,
		2012	2011	2010	2009	2008
Net asset value, beginning
of period	$13.05	$12.66	$13.05	$11.98	$10.73	$18.53
Income from investment operations:
Net investment income[1]	0.12	0.27	0.26	0.23	0.21	0.32
Net realized and unrealized
gain (loss)	1.68	0.45	(0.45)	1.03	1.74	(7.06)
Total income (loss) from
investment operations	1.80	0.72	(0.19)	1.26	1.95	(6.74)
Less dividends and distributions:
From net investment income	(0.27)	(0.33)	(0.20)	(0.19)	(0.37)	(0.27)
From net realized gains	–	–	–	–	(0.33)	(0.79)
Total dividends and
distributions	(0.27)	(0.33)	(0.20)	(0.19)	(0.70)	(1.06)
Net asset value, end of period	$14.58	$13.05	$12.66	$13.05	$11.98	$10.73
Total return	14.01%	6.05%	(1.49)%	10.61%	19.69%	(38.30)%

Ratios/Supplemental data:
Net assets, end of period
(in millions)	$628	$510	$644	$573	$471	$412
Ratio of expenses to average net
assets before reductions	1.16%[2]	1.17%	1.16%	1.17%	1.19%	1.13%
Expense offset arrangement	0.00%[2,3]	0.00%[3]	0.00%[3]	0.00%[3]	0.01%	0.00%[3]
Ratio of expenses to average net
assets after reductions	1.16%[2]	1.17%	1.16%	1.17%	1.18%	1.13%
Ratio of net investment income
to average net assets	1.84%[2]	2.18%	1.98%	1.85%	2.04%	2.09%
Portfolio turnover rate	6%	12%	13%	11%	34%	19%

[1]	Calculated using average shares outstanding for the period.
[2]	Annualized
[3]	Less than 0.01%

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT APRIL 30, 2013	17

BBH INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS (continued)

Selected per share data and ratios for a Class I share outstanding throughout each period

	For the six months ended April 30, 2013 (unaudited)
		For the years ended October 31,
		2012	2011	2010	2009	2008
Net asset value, beginning
of period	$13.08	$12.70	$13.09	$12.01	$10.77	$18.59
Income from investment operations:
Net investment income[1]	0.14	0.30	0.29	0.24	0.24	0.35
Net realized and unrealized
gain (loss)	1.69	0.45	(0.45)	1.05	1.75	(7.07)
Total income (loss) from
investment operations	1.83	0.75	(0.16)	1.29	1.99	(6.72)
Less dividends and distributions:
From net investment income	(0.30)	(0.37)	(0.23)	(0.21)	(0.42)	(0.31)
From net realized gains	–	–	–	–	(0.33)	(0.79)
Total dividends and
distributions	(0.30)	(0.37)	(0.23)	(0.21)	(0.75)	(1.10)
Net asset value, end of period	$14.61	$13.08	$12.70	$13.09	$12.01	$10.77
Total return	14.22%	6.31%	(1.26)%	10.88%	20.01%	(38.12)%

Ratios/Supplemental data:
Net assets, end of period
(in millions)	$80	$70	$97	$82	$39	$26
Ratio of expenses to average
net assets before reductions	0.91%[2]	0.94%	0.92%	0.93%	0.93%	0.88%
Expense offset arrangement	0.00%[2,3]	0.00%[3]	0.01%	0.00%[3]	0.00%[3]	0.00%[3]
Ratio of expenses to average net
assets after reductions	0.91%[2]	0.94%	0.91%	0.93%	0.93%	0.88%
Ratio of net investment income
to average net assets	2.01%[2]	2.42%	2.22%	1.96%	2.29%	2.32%
Portfolio turnover rate	6%	12%	13%	11%	34%	19%

[1]	Calculated using average shares outstanding for the period.
[2]	Annualized
[3]	Less than 0.01%

The accompanying notes are an integral part of these financial statements.

18

BBH INTERNATIONAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2013 (unaudited)

1.	Organization. The Fund is a separate, non-diversified series of BBH Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was originally organized under the laws of the State of Maryland on July 16, 1990 as BBH Fund, Inc. and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on June 6, 1997. On February 20, 2001, the Board of Trustees (“Board”) of the Trust reclassified the Fund’s outstanding shares as “Class N,” and established a new class of shares designated as “Class I”. Class I commenced operations on October 30, 2002. Class N and Class I shares have different operating expenses. Neither Class N shares nor Class I shares convert to any other share class of the Fund. As of April 30, 2013, there were five series of the Trust.
2.	Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The following summarizes significant accounting policies of the Fund:
A.	Valuation of Investments. (1) The value of investments listed on a securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board; (4) for securities traded on international exchanges, if events which may materially affect the value of the Fund’s securities occur after the close of the primary exchange and before the Fund’s net asset value is next determined, then those securities will be valued at fair value as determined in good faith under the supervision of the Board. The Fund currently uses a systematic fair value model provided by an independent third party to value international securities on a daily basis; (5) short-term investments, which mature in 60 days or less are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless this is determined not to represent fair value by the Board.
B.	Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of securities received. Distributions received on securities that represent a return of capital or a capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued daily. Investment income is recorded net of any foreign taxes withheld where recovery of such tax is uncertain.
FINANCIAL STATEMENT APRIL 30, 2013	19

BBH INTERNATIONAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2013 (unaudited)

C.	Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are apportioned amongst each fund in the Trust equally. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
D.	Forward Foreign Currency Exchange Contracts. The Fund may enter into forward foreign currency exchange contracts (“Contracts”) in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of securities denominated in a particular currency, or to increase or shift its exposure to a currency other than U.S. dollars. The Fund has no specific limitation on the percentage of assets which may be committed to these types of Contracts. The Fund could be exposed to risks if the counterparties to the Contracts are unable to meet the terms of their Contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Fund are determined using forward foreign currency exchange rates supplied by a quotation service. As of April 30, 2013, the Fund held the following open forward foreign currency contracts including appreciation/(depreciation) as reported in the Statement of Assets and Liabilities and Notes to Financial Statements.

Forward Foreign Currency Exchange Contracts:

Foreign Currency	Local Currency	Base Currency USD	Market Counterparty	Value	Settlement Date	Unrealized Gain/(Loss)
Contracts to Buy:
Australian Dollar	AUD 454,807	471,635	State Street	$4,130	May 1, 2013	$4,130
			Bank & Trust Co.
Singapore Dollar	SGD 457,512	371,326	State Street	571	May 6, 2013	571
			Bank & Trust Co.
Swiss Franc	CHF 137,494	147,882	State Street	1,472	May 2, 2013	1,472
			Bank & Trust Co.
Swiss Franc	CHF 189,776	204,115	Barclays
			Bank, Plc.	2,975	May 2, 2013	2,975
						9,148
Contracts to Sell:
Australian Dollar	AUD 12,035,500	12,396,920	Northern	$83,357	July 31, 2013	$(83,357)
			Trust Corp.
Net Unrealized (Loss) on Open Forward Foreign Currency Exchange Contracts						$(74,209)

20

BBH INTERNATIONAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2013 (unaudited)

During the six months ended April 30, 2013, the average monthly cost of forward foreign currency exchange contracts was $12,378,315. The corresponding volumes for the period ranged from $11,568,524 to $14,108,704.

Fair Values of Derivative Instruments as of April 30, 2013

Derivatives not accounted for as hedging instruments under authoritative guidance for derivatives instruments and hedging activities:

	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Forward Foreign	Unrealized	$9,148	*	Unrealized	$83,357	*
Currency Exchange	appreciation of			depreciation of
Contracts	forward foreign			forward foreign
	currency exchange			currency exchange
	contracts			contracts
Total		$9,148			$83,357

*	Includes cumulative appreciation/depreciation of forward foreign exchange currency contracts as reported in the Statement of Assets and Liabilities and Notes to Financial Statements.

Effect of Forward Foreign Currency Exchange Contracts on the Statement of Operations

Net Realized Loss on Foreign Exchange Transactions and Translations	$(44,163)

Net Change in Unrealized Appreciation/(Depreciation) on Foreign
Currency Translations	$(49,640)

The Fund may mitigate counterparty risk by procuring collateral and through netting provisions included within an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) implemented between the Fund and each of its respective counterparties. An ISDA Master Agreement allows the Fund to offset with each separate counterparty certain derivative financial instrument’s payables and/or receivables with collateral held. To the extent amounts due to the Fund from its counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. In addition, the Fund manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

FINANCIAL STATEMENT APRIL 30, 2013	21

BBH INTERNATIONAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2013 (unaudited)

Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

E.	Foreign Currency Translations. The accounting records of the Fund are maintained in U.S dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Upon the purchase or sale of a security denominated in foreign currency, the Fund may enter into forward foreign currency exchange contracts for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction. Reported net realized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. The effect of changes in foreign exchange rates on foreign denominated securities is reflected in the net realized and unrealized gain or loss on investments in securities. Net unrealized appreciation or depreciation on foreign currency translations arise from changes in the value of the assets and liabilities, excluding investments in securities, at period end, resulting from changes in the exchange rate.
F.	Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.
G.	Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital.
22

BBH INTERNATIONAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2013 (unaudited)

Permanent differences are reclassified on the Statement of Assets & Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification (“ASC 740”) Income Taxes. ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of April 30, 2013 nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the six months ended April 30, 2013, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

H.	Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, if any, are generally declared and paid annually and are recorded on the ex-dividend date. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The Fund declared dividends in the amounts of $10,629,842 and $1,622,915 to Class N share and Class I share, respectively, during the six months ended April 30, 2013. The tax character of distributions paid during the fiscal years ended October 31, 2012 and 2011, respectively, were as follows:
Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Tax return of capital	Total distributions paid
2012:	$14,956,905	–	$14,956,905	–	$14,956,905
2011:	10,375,041	–	10,375,041	–	10,375,041

As of October 31, 2012 and 2011, respectively, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Components of accumulated earnings/(deficit):
	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated earnings	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total accumulated earnings/ (deficit)
2012:	$12,063,789	–	$ –	$(81,799,171)	–	$90,808,954	$21,073,572
2011:	13,937,099	–	13,937,099	(67,895,179)	–	63,781,365	9,823,285

FINANCIAL STATEMENT APRIL 30, 2013	23

BBH INTERNATIONAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2013 (unaudited)

As of October 31, 2012, the Fund’s net capital loss carry forward expires as follows:

	Expiration Date	Amount
Pre-December 31, 2010 Capital Losses	10/31/2017	$62,728,716
	10/31/2019	5,166,463
Post December 31, 2010 Capital Losses	No Expiration	13,903,992
Total capital loss carry forward		$81,799,171

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period and they will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses.

Total distributions paid may differ from the amounts shown in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

To the extent future capital gains are offset by capital loss carry forwards, such gains will not be distributed.

I.	Use of Estimates. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from these estimates.
3.	Recent Accounting Pronouncements. In January 2013, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.” This update was issued to narrow the broad scope of ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” which was issued in December 2011. This update requires an entity to disclose both gross and net information for derivatives and other financial instruments that are either offset in the statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The required disclosures for both pronouncements are effective for annual reporting periods starting from January 1, 2013 and interim periods within those annual periods and apply retrospectively for all periods being reported. The Fund expects to adopt these new disclosure requirements for the October 31, 2013 annual report. Management is currently evaluating the adoption of these ASUs on the Fund’s financial statements and note disclosures.
24

BBH INTERNATIONAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2013 (unaudited)

4.	Fees and Other Transactions with Affiliates
A.	Investment Advisory and Administrative Fees. Effective June 12, 2007, under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) provides investment advisory and portfolio management services to the Fund. BBH employs a “manager-of-managers” investment approach, whereby it allocates the Fund’s assets among the Fund’s sub-advisers, currently Mondrian Investment Partners Limited and Walter Scott & Partners Limited (together, “Sub-advisers”). The Sub-advisers are responsible for investing the assets of the Fund and the Investment Adviser oversees the Sub-advisers and evaluates their performance results. BBH also provides administrative services to the Fund. The Fund’s investment advisory and administrative services fee is calculated daily and paid monthly at an annual rate equivalent to at 0.80% per annum on the first $1,000,000,000 of average daily net assets and 0.70% per annum on all average daily net assets over $1,000,000,000. The Investment Adviser pays each Sub-adviser a percentage from its investment advisory and administrative fees. For the six months ended April 30, 2013, the Fund incurred $2,480,969 for services under the Agreement.
B.	Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH. BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate of 0.25% of Class N shares’ average daily net assets. For the six months ended April 30, 2013, Class N shares of the Fund incurred $684,195 in shareholder servicing fees.
C.	Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and incurred monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction based fee. The fund accounting fee is an asset based fee calculated at 0.04% per annum on the first $100,000,000 of average daily net assets, 0.02% per annum on the next $400,000,000 of average daily net assets and 0.01% per annum on all average daily net assets over $500,000,000. Effective April 1, 2013, the custody and fund accounting fee schedule was revised to reflect reduced rates. The custody fee continues to be an asset and transaction based fee. The fund accounting fee was revised from a tiered fee schedule to a single rate of 0.004% of the Fund’s net asset value. For the six months ended April 30, 2013, the Fund incurred $176,389 in custody and fund accounting fees. These fees for the Fund were reduced by $7,311 as a result of an expense offset arrangement with the Fund’s custodian. The credit amount (if any) is disclosed in the Statement of Operations as a reduction to the Fund’s expenses. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Pursuant to their agreement, the Fund will pay the Federal Funds overnight investment rate on the day of the overdraft. The total interest incurred by the Fund for the six months ended April 30, 2013, was $304.
FINANCIAL STATEMENT APRIL 30, 2013	25

BBH INTERNATIONAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2013 (unaudited)

D.	Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the six months ended April 30, 2013, the Fund incurred $47,419 in non-interested Trustee compensation and reimbursements.
5.	Investment Transactions. For the six months ended April 30, 2013, the cost of purchases and the proceeds of sales of investment securities, other than short-term investments, were $77,707,529 and $38,775,844, respectively.
6.	Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Class N shares and Class I shares of beneficial interest, at no par value. Transactions in Class N shares and Class I shares were as follows:
	For the six months ended April 30, 2013 (unaudited)		For the year ended October 31, 2012
	Shares	Dollars	Shares	Dollars
Class N
Shares sold	5,166,585	$70,796,002	5,805,191	$72,401,429
Shares issued in
connection with
reinvestments of
dividends	800,962	10,580,708	1,086,716	12,529,835
Proceeds from short-term
redemption fees	NA	–	NA	3,071
Shares redeemed	(1,960,496)	(26,311,198)	(18,659,675)	(228,179,517)
Net increase (decrease)	4,007,051	$55,065,512	(11,767,768)	$(143,245,182)

	For the six months ended April 30, 2013 (unaudited)		For the year ended October 31, 2012
	Shares	Dollars	Shares	Dollars
Class I
Shares sold	151,858	$2,122,000	61,403	$800,075
Shares issued in
connection with
reinvestments of
dividends	122,855	1,622,915	184,326	2,125,277
Proceeds from short-term
redemption fees	NA	–	NA	–
Shares redeemed	(163,675)	(2,163,627)	(2,485,499)	(31,004,906)
Net increase (decrease)	111,038	$1,581,288	(2,239,770)	$(28,079,554)

26

BBH INTERNATIONAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2013 (unaudited)

7.	Principal Risk Factors and Indemnifications.
A.	Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

A shareholder may lose money by investing in the Fund (investment risk). In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to the assumption of large positions in securities of a small number of issuers (non-diversification risk), prohibition of, or restrictions on, the ability to transfer currency, securities and other assets (capital controls risk), non-U.S. currencies invested in by the Fund depreciating against the U.S. dollar (currency exchange rate risk), risks from investing in securities of issuers based in developing countries (emerging markets risk), certain risks associated with investing in foreign securities not present in domestic investments (foreign investment risk), or investment styles of the Sub-advisers not complementing each other (multi-manager risk). The value of securities held by the Fund may fall due to changing economic, political, regulatory or market conditions, or due to a company’s or issuer’s individual situation (market risk). The Fund invests in equity securities whose prices rise and fall due to factors affecting individual companies, particular industries or the equity markets as a whole (equity securities risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (shareholder concentration risk). The extent of the Fund’s exposure to these risks in respect to these financial assets is included in their value as recorded in the Fund’s Statement of Assets and Liabilities.

Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

B.	Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.
8.	Subsequent Events. Management has evaluated events and transactions that may have occurred since April 30, 2013 through the date the financial statements were issued, that would merit recognition or additional disclosure in the financial statements.
FINANCIAL STATEMENT APRIL 30, 2013	27

BBH INTERNATIONAL EQUITY FUND
DISCLOSURE OF FUND EXPENSES
April 30, 2013 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution 12b-1 fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

28

BBH INTERNATIONAL EQUITY FUND
DISCLOSURE OF FUND EXPENSES (continued)
April 30, 2013 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period November 1, 2012 to April 30, 2013[1]
Class N
Actual	$1,000	$1,140	$6.10
Hypothetical[2]	$1,000	$1,019	$5.76

	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period November 1, 2012 to April 30, 2013[1]
Class I
Actual	$1,000	$1,142	$4.83
Hypothetical[2]	$1,000	$1,020	$4.56

[1]	Expenses are equal to the Fund’s annualized expense ratio of 1.16% and 0.91% for Class N and I shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
[2]	Assumes a return of 5% before expenses. For the purposes of the calculation, the applicable annualized expenses ratio for each class of shares is subtracted from the assumed return before expenses.
FINANCIAL STATEMENT APRIL 30, 2013	29

BBH INTERNATIONAL EQUITY FUND
DISCLOSURE OF ADVISOR SELECTION
April 30, 2013 (unaudited)

Board Approval of Investment Advisory and Administrative Services Agreement and Sub-Advisory Agreements

The 1940 Act requires that the continuance of a fund’s investment advisory agreements must be approved annually both by a fund’s board of trustees and by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board, a majority of whom are Independent Trustees, held an in person meeting on December 5, 2012, to consider whether to renew the Investment Advisory and Administrative Services Agreement (the “Advisory Agreement”) between the Trust and the Investment Adviser with respect to the existing funds in the Trust, including the Fund. The Board also considered the renewal of the sub-advisory agreements (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Agreements”) between the Investment Adviser and each of Walter Scott & Partners Limited (“Walter Scott”) and Mondrian Investment Partners Limited (“Mondrian” and, together with Walter Scott, the “Sub-advisers”). In approving the renewal of the Agreements with respect to the Fund for an additional one year term, the Board determined that the terms of the Agreements were fair and reasonable.

Both in the meeting specifically held to address the continuance of the Agreements and at other meetings during the course of the year, the Board requested and received a variety of materials provided by the Investment Adviser, Sub-advisers and BBH, including information about personnel, operations and Fund performance. The Board received a memorandum from Counsel to the Trust (“Fund Counsel”) regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Board met in executive session outside the presence of Fund management.

The following is a summary of the factors the Board considered in making its determination to approve continuance of the Agreements. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Agreements, and individual Trustees may have given different weight to various factors. The Board reviewed these factors with Fund Counsel.

Nature, Extent and Quality of Services

The Board noted that, pursuant to the Investment Agreement and with respect to the Fund, the Investment Adviser, subject to the supervision of the Board, is responsible for providing administrative services and overseeing the investment advisory services provided to the Fund. Pursuant to the Sub-advisory Agreements, the Sub-advisers, subject to the supervision of the Investment Adviser and the Board, are responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with the Fund’s investment objective and policies.

30

BBH INTERNATIONAL EQUITY FUND
DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2013 (unaudited)

The Board received and considered information, during the in person meeting held on December 5, 2012, and during the past year, regarding the nature, extent and quality of services provided to the Fund by the Investment Adviser including the supervision of the Sub-advisers, supervision of operations and compliance and regulatory filings, disclosures to Fund shareholders, general oversight of service providers, assisting the Board, including the Independent Trustees, in their capacity as Trustees, CCO services for the Trust and other services. The Board considered the resources of the Investment Adviser and BBH dedicated to the Fund noting that BBH also provides administrative, custody, accounting and shareholder services to the Fund. The Board considered the scope and quality of services provided by the Investment Adviser under the Advisory Agreement. The Board also considered the policies and practices followed by BBH and the Investment Adviser. In addition, the Board received reports on the foregoing topics at other meetings held during the year. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided, and expected to be provided, to the Fund pursuant to the Advisory Agreement.

The Board received and considered information, during the in person meeting held on December 5, 2012, and during the past year, regarding the nature, extent and quality of services provided to the Fund by the Sub-advisers, particularly portfolio management in light of the narrower scope of services performed by the Sub-advisers. The Board also considered brokerage policies and practices, and the standards applied in seeking best execution. The Board reviewed the qualifications of the key investment personnel primarily responsible for the day-to-day portfolio management of the Fund. In addition, the Board received reports on the foregoing topics at other meetings held during the year. The Board concluded that, overall, they were satisfied with the nature, extent and quality of services provided, and expected to be provided, to the Fund pursuant to the Sub-Advisory Agreements.

Investment Results

The Board received and considered performance information for the Fund. The Board considered short-term and long-term investment results of the Fund over various periods of time as compared to a selection of peer funds and a selected securities index, noting that the Fund outperformed in the 3 and 5 year periods. The Board concluded that the Fund’s performance was strong when viewed in the context of its historic investment style, and was consistent with the Fund’s investment approach.

Fee Rates

The Board considered the fee rates paid by the Fund to the Investment Adviser and BBH in light of the nature, extent and quality of the services provided to the Fund. The Board considered the depth and range of services provided pursuant to the Advisory Agreement, noting that the Investment Adviser also coordinates the provision of services to the Fund by affiliated and nonaffiliated service providers. The Board received and considered information comparing the Fund’s investment advisory and administration fee and the Fund’s net total expenses with those of a selection of peer funds. The Board recognized that it is difficult to make comparisons of the fee rate, or of combined advisory and administration fees,

FINANCIAL STATEMENT APRIL 30, 2013	31

BBH INTERNATIONAL EQUITY FUND
DISCLOSURE OF ADVISOR SELECTION (continued)
April 30, 2013 (unaudited)

because there are variations in the services that are included in the fees paid by other funds. The Board concluded that the advisory and administration fee appeared to be reasonable in light of the services rendered and was the result of arm’s length negotiations.

The compensation paid to the Sub-advisers is paid by the Investment Adviser, not the Fund, and, accordingly, the retention of the Sub-advisers does not increase the fees or expenses otherwise incurred by the Fund’s shareholders.

Costs of Services Provided and Profitability

The Board reviewed the Investment Adviser and BBH’s profitability data for the Fund for the nine-months ended September 30, 2012, and for the prior two-year period. The data also included the effect of revenue generated by the shareholder servicing, custody, accounting and administration fees paid by the Fund to BBH. The Board reviewed the allocation methods used in preparing the profitability data. The Board also considered the effect of fall-out benefits on the expenses of the Investment Adviser and BBH such as the increased visibility of BBH’s investment management business due to the distribution of the Funds through various broker dealer platforms. The Board focused on profitability of the Investment Adviser and BBH’s relationships with the Fund before taxes and distribution expenses. The Board concluded that the Investment Adviser and BBH’s profitability were not excessive in light of the nature, extent and quality of services provided to the Fund.

The Board considered other benefits received by BBH, the Investment Adviser and the Sub-advisers, as applicable, as a result of their relationships with the Fund. These other benefits include proprietary research received from brokers that execute the Fund’s purchases and sales of securities, and fees received for being the Fund’s administrator, accounting agent, custodian, and shareholder servicing agent. In light of the costs of providing services pursuant to the Agreements as well as the Investment Adviser and BBH’s commitment to the Fund, the ancillary benefits that the Investment Adviser, BBH and the Sub-advisers received were considered reasonable.

Economies of Scale

The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated investment advisory fee schedule or other means, including fee waivers by the Investment Adviser. The Board noted that the fee schedule for the Fund contained breakpoints. Based on information they had been provided over many years, the Board observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there appeared to be no uniformity or pattern in the fees and asset levels at which breakpoints apply. In light of the Fund’s current size and expense structure, the Board concluded that the breakpoints for the Fund were reasonable. The Board concluded that the fees paid by the Fund to the Investment Adviser were reasonable based on the comparative performance and expense information, and the cost of the services provided and the profits to be realized by the Investment Adviser and BBH.

32

BBH INTERNATIONAL EQUITY FUND
CONFLICTS OF INTEREST
April 30, 2013 (unaudited)

Conflicts of Interest

Certain conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. For example, BBH may act as adviser to private funds with investment strategies similar to the Fund. Those private funds may pay BBH a performance fee in addition to the stated investment advisory fee. In such cases, BBH may have an incentive to allocate certain investment opportunities to the private fund rather than the Fund in order to increase the private fund’s performance and thus improve BBH’s chances of receiving the performance fee. However, BBH has implemented policies and procedures to assure that investment opportunities are allocated equitably between the Fund and other funds and accounts with similar investment strategies.

Other potential conflicts might include conflicts between the Fund and its affiliated and unaffiliated service providers (e.g. conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH provides administrative, custody, shareholder servicing and fund accounting services to the Fund. BBH may have conflicting duties of loyalty while servicing the Fund and/or opportunities to further its own interest to the detriment of the Fund. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. Also, because its advisory fees are calculated by reference to a Fund’s net assets, the Investment Adviser and its affiliates may have an incentive to seek to overvalue certain assets.

Purchases and sales of securities for the Fund may be bunched or aggregated with orders for other BBH client accounts. BBH however is not required to bunch or aggregate orders if portfolio management decisions for different accounts are made separately, or if they determine that bunching or aggregating is not practicable, required or with cases involving client direction.

Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Fund will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Fund. In addition, under certain circumstances, the Fund will not be charged the same commission or commission equivalent rates in connection with a bunched or aggregated order.

FINANCIAL STATEMENT APRIL 30, 2013	33

BBH INTERNATIONAL EQUITY FUND
CONFLICTS OF INTEREST (continued)
April 30, 2013 (unaudited)

Arrangements regarding compensation and delegation of responsibility may create conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades, administration of investment advice and valuation of securities.

From time to time BBH may invest a portion of the assets of its discretionary investment advisory clients in the Fund. That investment by BBH on behalf of its discretionary investment advisory clients in the Fund may be significant at times. Increasing the Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund’s expense ratio. BBH reserves the right to redeem at any time some or all of the shares of the Fund acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Fund by BBH on behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s investment flexibility, portfolio diversification and expense ratio.

BBH may enter into advisory and/or referral arrangements with third parties. Such arrangements may include compensation paid by BBH to the third party. BBH may pay a solicitation fee for referrals and/or advisory or incentive fees. BBH may benefit from increased amounts of assets under management.

When market quotations are not readily available or are believed by BBH to be unreliable, the Fund’s investments may be valued at fair value by BBH pursuant to procedures adopted by the Fund’s Board of Trustees. When determining an asset’s “fair value,” BBH seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Fund might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH deems relevant at the time of the determination, and may be based on analytical values determined by BBH using proprietary or third party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s net asset value. As a result, the Fund’s sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

BBH, including the Investment Adviser, seeks to meet its fiduciary obligation with respect to all clients including the Fund. BBH has adopted and implemented policies and procedures that seek to manage conflicts. The Investment Adviser monitors a variety of areas, including compliance with fund investment guidelines, review of allocation decisions, the investment in only those securities that have been approved for purchase by an oversight committee, and compliance with the Investment Adviser’s Code of Ethics.

34

BBH INTERNATIONAL EQUITY FUND
CONFLICTS OF INTEREST (continued)
April 30, 2013 (unaudited)

With respect to the allocation of investment opportunities, BBH has adopted and implemented policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. BBH has structured the portfolio managers’ compensation in a manner it believes is reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

The Trust also manages these conflicts. For example, the Trust has designated a chief compliance officer and has adopted and implemented policies and procedures designed to manage the conflicts identified above and other conflicts that may arise in the course of the Fund’s operations in such a way as to safeguard the Fund from being negatively affected as a result of any such potential conflicts. The Trustees receive regular reports from the Investment Adviser and the Trust’s chief compliance officer on areas of potential conflict.

FINANCIAL STATEMENT APRIL 30, 2013	35

Administrator
Brown Brothers Harriman
140 Broadway
New YorK, NY 10005

Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
DenveR, CO 80203

Shareholder Servicing Agent
Brown Brothers Harriman
140 Broadway
New York, NY 10005
(800) 625-5759

Investment Adviser Brown Brothers Harriman Mutual Fund Advisory Department 140 Broadway New York, NY 10005

There is no affiliation between ALPS Distributors, Inc., BBH, Mondrian, or Walter Scott.

To obtain information or make shareholder inquiries:

By telephone:	Call 1-800-575-1265
By E-mail send your request to:	bbhfunds@bbh.com
On the internet:	www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the U.S. Securities and Exchange Commission (“SEC”) a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” Information on Form N-Q is available without charge and upon request by calling the Fund at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC’s website at http://www.sec.gov; and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference Room). You may also access this information from the BBH Funds website at www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

Item 2. Code of Ethics.

Not required for this semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not required for this semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not required for this semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

(a)	Not required for this semi-annual report on Form N-CSR.
(b)	Not required.

Item 6. Investments.

(a)	This schedule is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive and financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-CSR, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's second fiscal quarter of the period covered by this Form N-CSR, that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not required for this semi-annual report on Form N-CSR.
(a)(2)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 12(a)(2) to this Form N-CSR.
(a)(3)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are furnished as Exhibit 12(b) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BBH Trust

By: (Signature and Title)

/s/Radford W. Klotz

Radford W. Klotz

Title:  President (Principal Executive Officer)

Date: July 5, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (Signature and Title)

/s/Radford W. Klotz

Radford W. Klotz

Title: President (Principal Executive Officer)

Date: July 5, 2013

By: (Signature and Title)

/s/Charles H. Schreiber

Charles H. Schreiber

Title: Treasurer (Principal Financial Officer)

Date: July 5, 2013